UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period :	January 1, 2015 — December 31, 2015

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|15

Annual report

Putnam VT
Diversified Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

As 2016 gets under way, a number of factors in today’s markets stand out. Last year, the U.S. Federal Reserve announced a liftoff in short-term interest rates. The first increase took place in December, but the Fed has said that future hikes will likely occur at a gradual pace. Meanwhile, central banks in Europe and Japan continue to run accommodative monetary policies. China’s economy, the world’s second largest, is slowing, with global ramifications. In addition, the price of a barrel of oil is testing multi-year lows.

This combination of factors tempered the performance of stocks in 2015 after a string of solid annual gains over the previous three years. Should the economy continue to grow, stocks could rise, but it would be prudent to be prepared for bouts of volatility in the months ahead.

Managing downside risk while pursuing returns in today’s investing environment poses a challenge. Putnam’s experienced portfolio managers are constantly seeking innovative ways to maneuver in today’s markets, relying on a proprietary global research framework to guide their investment decisions. The interview on the following pages provides an overview of your fund’s performance for the reporting period ended December 31, 2015, as well as an outlook for the coming months.

We also encourage you to consult your financial advisor to ensure that your portfolio is in line with your investment goals, time horizon, and risk tolerance.

As always, thank you for investing with Putnam.

Performance summary (as of 12/31/15)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2015

Class IA: $6.21	Class IB: $6.22

Total return at net asset value

				Citigroup
				Non-U.S.	JPMorgan
			Barclays U.S.	World	Developed
(as of	Class IA	Class IB	Aggregate	Government	High Yield
12/31/15)	shares*	shares†	Bond Index	Bond Index	Index‡

1 year	–2.32%	–2.34%	0.55%	–5.54%	–4.53%

5 years	15.25	13.95	17.32	–6.34	30.36
Annualized	2.88	2.65	3.25	–1.30	5.45

10 years	54.57	52.93	55.52	35.00	99.38
Annualized	4.45	4.34	4.51	3.05	7.14

Life	217.76	206.70	225.54	164.00	—
Annualized	5.32	5.16	5.44	4.46	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s secondary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. The Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market, excluding the United States. The JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Report from your fund’s managers

What was the bond market environment like during the 12-month reporting period ended December 31, 2015?

The bond market was eventful, often volatile, and extremely challenging for investors. Ultimately, bonds ended 0.55% higher, based on the Barclays U.S. Aggregate Bond Index. A major development during the year was the Federal Reserve’s first interest-rate hike in nearly a decade. While the move was generally anticipated throughout the period, the timing and magnitude caused much speculation until the Fed’s announcement on December 16, 2015.

Overall, higher-quality bonds faced fewer challenges, while at times, riskier assets experienced tumultuous conditions. Rallies occurred intermittently throughout the period; however, concerns about global economic and geopolitical issues, plunging commodity prices, and volatile financial markets were ongoing, keeping prices restrained.

What strategies and holdings contributed to the fund’s relative performance for the reporting period given this changing environment?

There were several contributors to the fund’s performance, the largest of which was our active currency strategy, driven by the fund’s underweight position to the euro, and, to a lesser extent, an underweight to the Canadian dollar, as both currencies weakened relative to the U.S. dollar during the period.

Also adding to returns was the fund’s emerging-market debt [EMD] strategy, particularly its Argentina and Russia positions.

Overall, our prepayment strategies were neutral for performance. Positioning that took advantage of an increasing yield differential between mortgage rates and U.S. Treasury rates strengthened returns, but the gains were largely offset by the fund’s exposure to agency interest-only collateralized mortgage obligation securities [IO CMO], which were negatively impacted by lower rates and general risk-off sentiment.

What detracted from the fund’s performance during the reporting period?

The main detractor from returns was the fund’s U.S. term-structure strategy, primarily due to positioning within the United States, where the short duration that the fund maintained throughout 2015 proved not to be beneficial. Duration is a measure of interest-rate sensitivity — a shorter duration results in more limited price moves when interest rates change. Conversely, price changes are typically larger as interest rates change if duration is longer. However, within the fund’s international term structure strategies, the fund’s long-term holdings in Greece produced positive results and served as a partial offset.

Our corporate credit strategy also had a negative effect on performance. The fund’s high-yield bond holdings, in particular, were a drag on returns as investors adopted an increasingly risk-averse sentiment.

Mortgage credit strategies were flat for the year as a whole. Although holdings in mezzanine commercial mortgage-backed securities [CMBS] benefited from persistent investor demand, favorable supply/demand dynamics, and positive growth trajectory in the United States during the first half of the year, these gains were offset by the risk-off environment, as well as increased supply, toward the end of the period.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve. In addition, we employed interest-rate swaps to hedge interest-rate risk and to gain exposure to interest rates. We also used “swaptions,” which gave us the option to enter into a swap contract, to hedge duration and convexity, and to isolate prepayment risk. We also utilized total return swaps as a hedging tool and to help manage the fund’s sector exposure, as well as credit default swaps to hedge the fund’s credit risk. Lastly, we used currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the coming months?

We are optimistic about many factors, including the U.S. economy, the performance of the U.S. dollar, and market opportunities.

We believe that the U.S. economy will grow between 2% and 2.5% over the next year, and expect that the Fed will raise interest rates in 2016, provided that the data indicates that it is appropriate to continue the process of normalizing monetary policy. In our view, these moves will likely occur at a slower pace than in past cycles, however, and we believe the magnitude of any tightening will depend on factors like employment, inflation, oil prices, U.S. dollar strength, and financial market volatility.

What strategies do you expect to use in light of this outlook?

We expect to continue to de-emphasize interest-rate risk in this environment, as in our opinion, fixed-income investors are simply not getting compensated enough to take on this type of risk. However, we think that wider spreads have created opportunities for investors to make money by allocating to the other three main types of risks that we believe drive the overall risk and return potential in fixed income — namely credit risk, prepayment risk, and liquidity risk. Spread sectors tend to offer progressively higher yields [or returns]. We believe that investors have to be able to differentiate between the securities that offer higher yields  — because, in our opinion, they have poor fundamentals and/or have unusually low liquidity — and those whose characteristics are stronger than the risk premium implies.

Much of the time, we have found that the best combination of fundamental valuation and relative value can be found in structured products. We expect to continue to focus on commercial mortgages and non-agency residential mortgages because, in our opinion, investor compensation is attractive in those sectors.

Going forward, we expect the fixed-income markets to continue to be dynamic. There will likely be periods of volatility, but we recognize that it is the changing nature of these markets that often creates the best opportunities. So, across all market

2 Putnam VT Diversified Income Fund

environments, we intend to maintain our longstanding approach of pursuing situations that we believe offer attractive relative value — maintaining an ongoing presence in the market’s many sectors and prudently scrutinizing the opportunities that we see unfolding.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager D. William Kohli is a Co-Head of Fixed Income at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin, Michael V. Salm, and Paul D. Scanlon, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/15 to 12/31/15. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB

Total annual operating expenses for the fiscal year
ended 12/31/14*	0.73%	0.98%

Annualized expense ratio for the six-month period
ended 12/31/15†	0.74%	0.99%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Restated to reflect current fees.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/15		for the 6 months ended 12/31/15

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$3.69	$4.94	$3.77	$5.04

Ending value
(after expenses)	$978.00	$978.00	$1,021.48	$1,020.21

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/15. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Diversified Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Diversified Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Diversified Income Fund (the “fund”) at December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2015 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2016

Putnam VT Diversified Income Fund 5

The fund’s portfolio 12/31/15

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (65.6%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.0%)
Government National Mortgage Association
Pass-Through Certificates 3 1/2s, TBA,
January 1, 2046	$7,000,000	$7,297,500

		7,297,500
U.S. Government Agency Mortgage Obligations (62.6%)
Federal National Mortgage Association
Pass-Through Certificates
5 1/2s, TBA, January 1, 2046	3,000,000	3,342,188
4 1/2s, TBA, January 1, 2046	2,000,000	2,160,000
4s, TBA, January 1, 2046	1,000,000	1,057,969
3 1/2s, TBA, February 1, 2046	16,000,000	16,473,196
3 1/2s, TBA, January 1, 2046	16,000,000	16,503,750
3s, TBA, February 1, 2046	46,000,000	45,897,576
3s, TBA, January 1, 2046	66,000,000	65,984,530

		151,419,209
Total U.S. government and agency mortgage
obligations (cost $158,660,471)		$158,716,709

MORTGAGE-BACKED SECURITIES (45.5%)*	Principal amount	Value

Agency collateralized mortgage obligations (13.6%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.463s, 2037	$49,362	$77,484
IFB Ser. 2979, Class AS, 23.062s, 2034	8,125	9,102
IFB Ser. 3072, Class SM, 22.585s, 2035	131,860	198,740
IFB Ser. 3072, Class SB, 22.438s, 2035	135,152	203,552
IFB Ser. 3249, Class PS, 21.184s, 2036	103,668	150,267
IFB Ser. 3065, Class DC, 18.869s, 2035	277,180	405,598
Ser. 4122, Class TI, IO, 4 1/2s, 2042	2,194,912	406,059
Ser. 4000, Class PI, IO, 4 1/2s, 2042	1,068,777	187,357
Ser. 4024, Class PI, IO, 4 1/2s, 2041	2,512,990	469,248
Ser. 4462, IO, 4s, 2045	1,262,348	258,036
Ser. 4452, Class QI, IO, 4s, 2044	3,542,735	648,763
Ser. 4122, Class CI, IO, 3 1/2s, 2042	3,472,039	453,313
Ser. 4105, Class HI, IO, 3 1/2s, 2041	1,592,025	207,759
Ser. 4166, Class PI, IO, 3 1/2s, 2041	2,060,150	318,273
Ser. 304, Class C37, IO, 3 1/2s, 2027	2,153,213	228,348
Ser. 304, Class C38, IO, 3 1/2s, 2027	2,890,913	311,698
Ser. 4210, Class PI, IO, 3s, 2041	2,557,092	234,833
Ser. 304, Class C45, IO, 3s, 2027	2,499,394	252,952
FRB Ser. 57, Class 1AX, IO, 0.38s, 2043	1,397,874	14,957
Ser. 3300, PO, zero %, 2037	37,803	32,790
Ser. 3326, Class WF, zero %, 2035	1,048	816

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.37s, 2036	63,977	120,507
IFB Ser. 06-8, Class HP, 23.021s, 2036	202,392	316,835
IFB Ser. 07-53, Class SP, 22.654s, 2037	130,753	203,569
IFB Ser. 08-24, Class SP, 21.737s, 2038	154,990	217,408
IFB Ser. 05-122, Class SE, 21.624s, 2035	188,793	271,693
IFB Ser. 05-83, Class QP, 16.298s, 2034	147,287	190,780
IFB Ser. 12-56, Class SG, IO, 5.578s, 2039	4,703,591	582,775
Ser. 374, Class 6, IO, 5 1/2s, 2036	241,484	44,187
IFB Ser. 13-103, Class SK, IO, 5.498s, 2043	1,616,527	402,971
Ser. 12-132, Class PI, IO, 5s, 2042	5,434,684	1,013,405
Ser. 378, Class 19, IO, 5s, 2035	747,751	143,942
Ser. 12-127, Class BI, IO, 4 1/2s, 2042	661,628	154,424
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	4,250,770	679,273
Ser. 409, Class 81, IO, 4 1/2s, 2040	3,166,765	642,853
Ser. 409, Class 82, IO, 4 1/2s, 2040	2,090,051	426,997
Ser. 366, Class 22, IO, 4 1/2s, 2035	236,325	13,582

MORTGAGE-BACKED SECURITIES (45.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, 4.422s, 2025	$608,000	$575,000
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, 4.422s, 2025	120,000	113,617
Ser. 15-88, Class QI, IO, 4s, 2044	2,732,367	378,214
Ser. 418, Class C24, IO, 4s, 2043	1,965,784	422,160
Ser. 13-41, Class IP, IO, 4s, 2043	2,088,852	345,225
Ser. 13-44, Class PI, IO, 4s, 2043	1,975,496	290,074
Ser. 12-96, Class PI, IO, 4s, 2041	874,061	139,823
Ser. 409, Class C16, IO, 4s, 2040	2,429,768	484,496
Ser. 418, Class C15, IO, 3 1/2s, 2043	4,364,724	907,317
Ser. 13-35, Class IP, IO, 3s, 2042	2,631,782	272,431
Ser. 13-53, Class JI, IO, 3s, 2041	2,897,464	331,383
Ser. 13-23, Class PI, IO, 3s, 2041	3,024,953	252,432
FRB Ser. 03-W10, Class 1, IO, 0.771s, 2043	422,162	7,050
Ser. 99-51, Class N, PO, zero %, 2029	12,169	10,952

Federal National Mortgage Association Grantor
Trust Ser. 00-T6, IO, 0.709s, 2030	1,217,152	25,804

Government National Mortgage Association
IFB Ser. 13-99, Class VS, IO, 5.756s, 2043	970,146	173,365
IFB Ser. 13-129, Class SN, IO, 5.748s, 2043	1,529,350	237,156
IFB Ser. 11-70, Class SH, IO, 5.546s, 2041	2,889,906	467,587
Ser. 14-122, Class IC, IO, 5s, 2044	1,406,449	287,759
Ser. 13-22, Class OI, IO, 5s, 2043	2,901,430	568,680
Ser. 13-3, Class IT, IO, 5s, 2043	1,767,559	346,442
Ser. 13-6, Class IC, IO, 5s, 2043	1,167,673	228,467
Ser. 12-146, IO, 5s, 2042	2,731,342	546,077
Ser. 13-130, Class IB, IO, 5s, 2040	1,181,596	105,162
Ser. 13-16, Class IB, IO, 5s, 2040	1,222,087	65,567
Ser. 11-41, Class BI, IO, 5s, 2040	971,430	95,033
Ser. 10-35, Class UI, IO, 5s, 2040	1,577,466	304,767
Ser. 10-20, Class UI, IO, 5s, 2040	1,383,236	255,221
Ser. 10-9, Class UI, IO, 5s, 2040	6,174,148	1,205,811
Ser. 09-121, Class UI, IO, 5s, 2039	2,912,296	561,403
Ser. 15-79, Class GI, IO, 5s, 2039	1,230,092	239,353
Ser. 13-34, Class IH, IO, 4 1/2s, 2043	4,045,136	772,580
Ser. 13-183, Class JI, IO, 4 1/2s, 2043	1,815,882	253,639
Ser. 14-108, Class IP, IO, 4 1/2s, 2042	549,719	87,345
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	262,062	35,837
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	2,749,981	512,294
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	2,836,614	506,619
Ser. 13-151, Class IB, IO, 4 1/2s, 2040	2,865,896	535,894
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	1,394,118	249,826
Ser. 09-121, Class BI, IO, 4 1/2s, 2039	1,112,586	251,878
Ser. 10-168, Class PI, IO, 4 1/2s, 2039	635,305	68,225
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	2,895,053	264,695
Ser. 10-98, Class PI, IO, 4 1/2s, 2037	610,956	35,057
Ser. 15-40, IO, 4s, 2045	3,484,586	834,663
Ser. 13-165, Class IL, IO, 4s, 2043	1,548,536	265,419
Ser. 12-47, Class CI, IO, 4s, 2042	2,776,410	500,251
Ser. 13-102, Class IP, IO, 3 1/2s, 2043	2,307,363	233,537
Ser. 13-76, IO, 3 1/2s, 2043	5,278,986	643,772
Ser. 13-28, IO, 3 1/2s, 2043	1,811,970	263,868
Ser. 13-54, Class JI, IO, 3 1/2s, 2043	2,495,628	317,768
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	3,884,012	478,899
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	2,700,173	341,221
Ser. 12-140, Class IC, IO, 3 1/2s, 2042	2,415,900	478,133
Ser. 15-69, Class IK, IO, 3 1/2s, 2038	3,127,167	482,678
Ser. 13-H08, IO, 2.925s, 2063	4,833,374	417,652
Ser. 15-H24, Class AI, IO, 2.191s, 2065	4,236,140	515,115
Ser. 15-H25, Class EI, IO, 1.84s, 2065	4,085,919	459,666

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (45.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
FRB Ser. 15-H08, Class CI, IO, 1.793s, 2065	$2,264,071	$250,463
Ser. 15-H23, Class BI, IO, 1.719s, 2065	4,628,219	523,220
Ser. 13-H08, Class CI, IO, 1.667s, 2063	5,741,058	496,085
Ser. 15-H25, Class AI, IO, 1.611s, 2065	7,342,756	707,107
Ser. 15-H26, Class CI, IO, 0.685s, 2065	12,648,822	365,677
Ser. 06-36, Class OD, PO, zero %, 2036	3,277	2,782

		32,890,839
Commercial mortgage-backed securities (20.9%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	856,000	854,140

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, 0.344s, 2051	27,358,180	152,612

Banc of America Merrill Lynch Commercial
Mortgage, Inc. Ser. 05-6, Class G, 5.147s, 2047	829,000	797,913

Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036	14,406	14,310

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566s, 2045	848,000	813,317
FRB Ser. 06-PW11, Class AJ, 5.51s, 2039	223,000	223,070
Ser. 05-PWR7, Class B, 5.214s, 2041	923,000	923,923
Ser. 05-PWR9, Class C, 5.055s, 2042	499,000	498,227

Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW11, Class B, 5.51s, 2039	673,000	671,627

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.119s, 2044	578,000	553,400
FRB Ser. 07-CD5, Class XS, IO, 0.156s, 2044	20,704,172	42,920

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.574s, 2047	426,000	435,445
FRB Ser. 11-C2, Class F, 5 1/4s, 2047	822,000	781,393

Citigroup Commercial Mortgage Trust Ser. 06-C5,
Class AJ, 5.482s, 2049	385,000	379,094

COBALT CMBS Commercial Mortgage Trust FRB
Ser. 07-C3, Class AJ, 5.766s, 2046	2,428,000	2,453,586

COMM Mortgage Pass-Through Certificates 144A
Ser. 12-CR3, Class F, 4 3/4s, 2045	700,000	567,570

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377s, 2046 1,672,000		1,654,444

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.17s, 2046	268,000	253,421
FRB Ser. 14-CR18, Class D, 4.738s, 2047	500,000	429,465
Ser. 13-LC13, Class E, 3.719s, 2046	566,000	419,046
Ser. 14-CR18, Class E, 3.6s, 2047	493,000	351,209
FRB Ser. 07-C9, Class AJFL, 0.98s, 2049	254,000	242,824

Credit Suisse Commercial Mortgage Trust FRB
Ser. 06-C5, Class AX, IO, 0.715s, 2039	22,674,957	204,075

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)	541,037	270,518

CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.801s, 2050	329,000	262,751

FFCA Secured Franchise Loan Trust 144A FRB
Ser. 00-1, IO, 0.959s, 2020	1,752,486	26,603

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	349,626	290,982

GE Capital Commercial Mortgage Corp. Trust FRB
Ser. 06-C1, Class AJ, 5.459s, 2044	529,000	529,000

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 04-C3, Class B, 4.965s, 2041	285,118	285,030

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41s, 2046	699,000	632,371
FRB Ser. 05-GG4, Class XC, IO, 0.575s, 2039	8,267,356	29,762

MORTGAGE-BACKED SECURITIES (45.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5s, 2044	$528,000	$492,801
FRB Ser. 14-GC18, Class D, 4.948s, 2047	900,000	786,870
FRB Ser. 14-GC26, Class D, 4.511s, 2047	665,000	548,576
FRB Ser. 13-GC13, Class D, 4.069s, 2046	548,000	483,194

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class E, 4.31s, 2047	381,000	286,703
FRB Ser. 13-C12, Class E, 4.086s, 2045	138,000	101,030
Ser. 14-C25, Class E, 3.332s, 2047	656,000	452,166

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.078s, 2051	630,500	637,751
FRB Ser. 06-LDP6, Class B, 5.562s, 2043	790,000	784,287
Ser. 06-LDP8, Class B, 5.52s, 2045	308,000	306,737
FRB Ser. 05-LDP2, Class E, 4.981s, 2042	807,000	795,944

JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class B, 6.178s, 2051	449,000	449,045
FRB Ser. 07-CB20, Class C, 6.178s, 2051	1,004,000	958,127
FRB Ser. 11-C3, Class E, 5.544s, 2046	528,000	534,230
FRB Ser. 11-C3, Class F, 5.544s, 2046	401,000	403,085
FRB Ser. 13-C13, Class D, 4.054s, 2046	207,000	178,848
Ser. 13-C13, Class E, 3.986s, 2046	818,000	627,242
Ser. 13-C10, Class E, 3 1/2s, 2047	833,000	655,654
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046	558,000	441,880
FRB Ser. 07-CB20, Class X1, IO, 0.315s, 2051	37,845,318	172,261

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	363,592	377,408
Ser. 98-C4, Class J, 5.6s, 2035	379,000	392,455

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039	410,000	409,803
FRB Ser. 06-C3, Class C, 5.674s, 2039	406,000	404,579
Ser. 06-C6, Class E, 5.541s, 2039	900,000	898,911
FRB Ser. 06-C6, Class C, 5.482s, 2039	808,000	760,328

LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.326s, 2048	413,000	341,914

Merrill Lynch Mortgage Investors Trust FRB
Ser. 96-C2, Class JS, IO, zero %, 2028	4,223	1

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.266s, 2051	269,000	285,431
FRB Ser. 07-C1, Class A3, 5.836s, 2050	5,088	5,085

Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 5 1/2s, 2049	863,806	93,291

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046	984,000	984,876
Ser. 06-4, Class AJ, 5.239s, 2049	505,000	504,091

Morgan Stanley Bank of America Merrill Lynch
Trust 144A
Ser. 14-C17, Class D, 4.698s, 2047	465,000	400,164
Ser. 14-C15, Class F, 4s, 2047	440,000	324,483
Ser. 14-C17, Class E, 3 1/2s, 2047	602,000	425,213
Ser. 15-C24, Class D, 3.257s, 2048	383,000	276,815
Ser. 14-C19, Class D, 3 1/4s, 2047	550,000	409,464

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class D, 5.862s, 2044	470,000	467,533
Ser. 06-HQ9, Class C, 5.842s, 2044	1,638,000	1,630,909
Ser. 07-HQ11, Class C, 5.558s, 2044	986,000	985,132
Ser. 07-HQ11, Class B, 5.538s, 2044	556,000	548,533
FRB Ser. 06-HQ8, Class D, 5.511s, 2044	513,000	511,861
Ser. 06-HQ10, Class B, 5.448s, 2041	385,000	369,711
Ser. 06-HQ10, Class AJ, 5.389s, 2041	514,000	515,388

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED SECURITIES (45.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust 144A FRB
Ser. 08-T29, Class F, 6.268s, 2043	$302,000	$296,383

Morgan Stanley Capital I, Inc. 144A FRB
Ser. 04-RR, Class F7, 6s, 2039	807,266	736,130

Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	749,648	751,147

STRIPS CDO 144A FRB Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)	158,000	31,600

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8s, 2038	509,241	127,310

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.992s, 2045	2,148,000	2,143,274
FRB Ser. 06-C25, Class AJ, 5.767s, 2043	170,000	170,714
FRB Ser. 07-C34, IO, 0.302s, 2046	11,586,202	86,897

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045	479,000	423,197
FRB Ser. 13-LC12, Class D, 4.299s, 2046	510,000	467,871

WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C6, Class E, 5s, 2045	525,000	461,837
Ser. 11-C4, Class F, 5s, 2044	1,270,000	1,250,569
FRB Ser. 13-C16, Class D, 4.981s, 2046	561,000	529,719
FRB Ser. 14-C19, Class E, 4.971s, 2047	1,128,000	915,921
FRB Ser. 13-UBS1, Class E, 4.63s, 2046	555,000	469,721
Ser. 12-C7, Class F, 4 1/2s, 2045	2,626,000	2,368,127
FRB Ser. 13-C15, Class D, 4.48s, 2046	279,000	256,764
Ser. 14-C19, Class D, 4.234s, 2047	629,000	528,038
		50,479,077
Residential mortgage-backed securities (non-agency) (11.0%)
Banc of America Funding Trust 144A FRB
Ser. 14-R7, Class 3A2, 2.763s, 2036	146,638	116,286

BCAP, LLC Trust 144A
FRB Ser. 09-RR5, Class 7A2, 5 1/2s, 2035	824,223	704,381
FRB Ser. 12-RR2, Class 5A12, 4.935s, 2036	800,000	750,400
FRB Ser. 11-RR3, Class 3A6, 2.287s, 2036	616,345	314,336
FRB Ser. 15-RR5, Class 2A3, 1.313s, 2046	580,000	445,150
FRB Ser. 10-RR7, Class 1610, 0.943s, 2047	430,415	240,172
FRB Ser. 15-RR3, Class 5A3, 0.421s, 2046	500,000	347,500
FRB Ser. 12-RR5, Class 4A8, 0.391s, 2035	374,800	341,310

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B,
3.347s, 2034	411,893	399,249

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 04-FR3, Class M6, 5.297s, 2034	33,576	20,106
FRB Ser. 05-HE9, Class M2, 1.102s, 2035	850,000	699,705

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2,
4.722s, 2025 (Bermuda)	387,000	378,293

Citigroup Mortgage Loan Trust 144A FRB Ser. 12-4,
Class 3A2, 2.65s, 2036	693,918	614,117

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, 1.757s, 2035	381,232	337,420
FRB Ser. 05-38, Class A3, 0.772s, 2035	1,072,534	899,471
FRB Ser. 05-59, Class 1A1, 0.743s, 2035	801,681	636,656
FRB Ser. 06-OC2, Class 2A3, 0.712s, 2036	138,485	123,944
FRB Ser. 06-OA2, Class A5, 0.632s, 2046	728,696	550,166
FRB Ser. 06-OA10, Class 4A1, 0.612s, 2046	641,562	482,377

Countrywide Asset-Backed Certificates Trust
Ser. 04-13, Class MF2, 5.093s, 2035	567,806	505,347
FRB Ser. 05-2, Class M4, 1.487s, 2035	960,000	835,200

MORTGAGE-BACKED SECURITIES (45.5%)* cont.	Principal amount		Value

Residential mortgage-backed securities (non-agency) cont.
CSMC Trust 144A
FRB Ser. 11-6R, Class 3A6, 2.866s, 2036		$1,050,000	$924,000
FRB Ser. 09-14R, Class 4A10, 2.842s, 2035		770,000	671,151
FRB Ser. 13-2R, Class 4A2, 2.526s, 2036		915,082	736,641
FRB Ser. 09-13R, Class 3A2, 2.287s, 2036		508,334	279,584

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-DN1, Class B, 11.922s, 2025		1,293,789	1,428,602
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-DNA1, Class B, 9.622s, 2027		250,000	278,525
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-DNA2, Class B, 7.972s, 2027		692,000	643,906

Federal Home Loan Mortgage Corporation Structured
Agency Credit Risk Debt Notes
FRB Ser. 15-HQA2, Class B, 10.922s, 2028		639,000	639,000
FRB Ser. 15-DNA3, Class B, 9.772s, 2028		1,033,000	1,010,619

Federal National Mortgage Association Connecticut
Avenue Securities FRB Ser. 15-C04, Class 1M2,
6.122s, 2028		274,000	276,548

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043
(United Kingdom)	GBP	328,968	484,983
FRB Ser. 03-2, Class 2C1, 2.852s, 2043
(United Kingdom)	EUR	880,000	956,323

Green Tree Home Improvement Loan Trust
Ser. 95-F, Class B2, 7.1s, 2021		$422	422

GreenPoint Mortgage Funding Trust FRB
Ser. 05-HY1, Class M1, 0.972s, 2035		500,000	361,600

GSAA Home Equity Trust FRB Ser. 05-9, Class M3,
0.952s, 2035		500,000	336,103

GSAA Trust FRB Ser. 05-8, Class M1, 0.912s, 2035 F		800,000	568,000

GSAMP Trust FRB Ser. 06-NC1, Class M1, 0.782s, 2036		1,050,000	703,500

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB2, 0.598s, 2047		410,000	279,313
Ser. 15-R4, Class CB3, 0.598s, 2047		80,000	39,600

MortgageIT Trust FRB Ser. 05-3, Class M2, 0.952s, 2035		315,587	275,803

Nationstar HECM Loan Trust 144A Ser. 15-1A,
Class A, 3.844s, 2018		238,440	237,772

Nomura Resecuritization Trust 144A
FRB Ser. 10-6RA, Class 1A6, 2.65s, 2036		289,845	256,513
FRB Ser. 15-4R, Class 1A14, 0.373s, 2047		475,000	271,938

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.922s, 2045		1,887,304	1,594,772
FRB Ser. 05-AR8, Class 2AC2, 0.882s, 2045		1,153,439	1,007,877
FRB Ser. 05-AR17, Class A1B2, 0.832s, 2045		726,893	626,800
FRB Ser. 05-AR19, Class A1C4, 0.822s, 2045		637,934	529,485
FRB Ser. 05-AR17, Class A1B3, 0.772s, 2045		1,127,544	970,105
FRB Ser. 05-AR6, Class 2A1C, 0.762s, 2045		521,543	448,527

			26,579,598

Total mortgage-backed securities (cost $110,820,812)			$109,949,514

8 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (31.1%)*	Principal amount	Value

Basic materials (2.7%)
A Schulman, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 7/8s, 2023	$209,000	$200,118

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s,
2019 (France)	160,000	151,400

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s,
2025 (France)	86,000	61,920

ArcelorMittal SA sr. unsec. unsub. notes 8s,
2039 (France)	66,000	45,045

Beacon Roofing Supply, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2023	172,000	175,225

Blue Cube Spinco, Inc. 144A company
guaranty sr. unsec. notes 9 3/4s, 2023	82,000	88,458

Boise Cascade Co. company guaranty sr. unsec.
notes 6 3/8s, 2020	220,000	226,600

Builders FirstSource, Inc. 144A company
guaranty sr. unsec. notes 10 3/4s, 2023	294,000	291,795

Celanese US Holdings, LLC company
guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)	265,000	279,575

Cemex SAB de CV 144A company
guaranty sr. notes 6 1/2s, 2019 (Mexico)	205,000	197,825

Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2024	195,000	185,738

Coveris Holdings SA 144A company guaranty
sr. unsec. notes 7 7/8s, 2019 (Luxembourg)	270,000	235,575

CPG Merger Sub, LLC 144A company
guaranty sr. unsec. notes 8s, 2021	129,000	126,420

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	4,000	3,480

First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7s, 2021 (Canada)	227,000	142,443

HD Supply, Inc. company guaranty sr. unsec.
notes 11 1/2s, 2020	158,000	174,985

HD Supply, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2020	284,000	295,360

HudBay Minerals, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2020 (Canada)	270,000	197,775

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020	147,000	134,138

Huntsman International, LLC 144A company
guaranty sr. unsec. notes 5 1/8s, 2022	112,000	100,800

JMC Steel Group, Inc. 144A sr. unsec.
notes 8 1/4s, 2018	97,000	64,565

Louisiana-Pacific Corp. company
guaranty sr. unsec. notes 7 1/2s, 2020	256,000	265,600

Mercer International, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)	149,000	150,490

Momentive Performance Materials, Inc. escrow
company guaranty sr. notes 8 7/8s, 2020 F	200,000	2

New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 1/4s, 2022 (Canada)	90,000	71,663

Norbord, Inc. 144A company
guaranty sr. notes 6 1/4s, 2023 (Canada)	130,000	128,050

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	303,000	278,003

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025	95,000	88,350

Perstorp Holding AB 144A company
guaranty sr. notes 8 3/4s, 2017 (Sweden)	215,000	212,850

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018	97,000	94,090

Ryerson, Inc./Joseph T Ryerson & Son, Inc.
company guaranty sr. sub. notes 9s, 2017	225,000	173,250

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 6 7/8s, 2033	216,000	220,860

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Basic materials cont.
Sealed Air Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2020	$35,000	$38,588

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 5 1/4s, 2023	170,000	173,400

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 4 7/8s, 2022	54,000	54,135

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025	45,000	45,900

Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)	109,000	125,350

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2022	135,000	129,600

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2024	50,000	45,625

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	25,000	22,813

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/8s, 2021	30,000	27,750

TMS International Corp. 144A company
guaranty sr. unsec. sub. notes 7 5/8s, 2021	120,000	92,700

Univar, Inc. 144A company guaranty sr. unsec.
notes 6 3/4s, 2023	120,000	109,500

USG Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021	130,000	135,038

USG Corp. 144A company guaranty sr. unsec.
notes 5 1/2s, 2025	73,000	74,095

Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6s, 2023	70,000	65,800

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	198,000	199,980

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 1/8s, 2021	227,000	229,270

		6,631,992
Capital goods (1.9%)
ADS Waste Holdings, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2020	470,000	473,525

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	508,000	561,340

Amstead Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5 3/8s, 2024	120,000	117,600

Amstead Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5s, 2022	113,000	113,000

ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6 1/2s, 2023 (Canada)	125,000	126,875

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5 1/4s, 2024	87,000	80,040

Berry Plastics Corp. company
guaranty notes 5 1/2s, 2022	105,000	104,606

Berry Plastics Corp. 144A company
guaranty notes 6s, 2022	60,000	61,050

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	247,000	267,995

Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7 3/8s, 2026	100,000	107,500

DH Services Luxembourg Sarl 144A company guaranty
sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)	94,000	94,470

Gates Global, LLC/Gates Global Co. 144A company
guaranty sr. unsec. notes 6s, 2022	195,000	140,400

KLX, Inc. 144A company guaranty sr. unsec.
notes 5 7/8s, 2022	237,000	225,150

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 5 7/8s, 2022	305,000	314,913

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Capital goods cont.
MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2023	$208,000	$179,920

Moog, Inc. 144A company guaranty sr. unsec.
notes 5 1/4s, 2022	70,000	70,700

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023	150,000	138,375

Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5 3/8s, 2025	85,000	83,300

Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5 3/8s, 2022	389,000	389,000

Terex Corp. company guaranty sr. unsec. notes 6s, 2021	270,000	248,400

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2021	50,000	51,750

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5 1/2s, 2020	114,000	110,295

TransDigm, Inc. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2024	85,000	84,533

ZF North America Capital, Inc. 144A company
guaranty sr. unsec. unsub. notes 4 3/4s, 2025	215,000	204,788

ZF North America Capital, Inc. 144A company
guaranty sr. unsec. unsub. notes 4 1/2s, 2022	150,000	146,625

		4,496,150
Communication services (3.9%)
Altice Financing SA 144A company
guaranty sr. notes 6 5/8s, 2023 (Luxembourg)	200,000	197,500

Altice SA 144A company guaranty sr. unsec.
notes 7 3/4s, 2022 (Luxembourg)	400,000	360,000

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	66,000	64,350

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	13,000	13,520

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. bonds 5 1/8s, 2023	85,000	85,000

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	499,000	517,713

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022	35,000	35,306

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026	85,000	85,213

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	145,000	135,938

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	50,000	49,438

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021	148,000	133,200

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021	99,000	89,100

Crown Castle International Corp. sr. unsec.
notes 5 1/4s, 2023 R	257,000	270,171

Crown Castle International Corp. sr. unsec.
notes 4 7/8s, 2022 R	90,000	93,263

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024	160,000	140,400

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	146,000	140,160

Digicel, Ltd. 144A company guaranty sr. unsec.
notes 6 3/4s, 2023 (Jamaica)	200,000	167,250

DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2024	127,000	113,030

Frontier Communications Corp. sr. unsec.
notes 6 1/4s, 2021	20,000	16,950

Frontier Communications Corp. sr. unsec.
unsub. notes 7 5/8s, 2024	60,000	50,400

Frontier Communications Corp. 144A sr. unsec.
notes 11s, 2025	90,000	89,100

Frontier Communications Corp. 144A sr. unsec.
notes 10 1/2s, 2022	60,000	59,775

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Communication services cont.
Frontier Communications Corp. 144A sr. unsec.
notes 8 7/8s, 2020		$136,000	$137,700

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		189,000	164,430

Intelsat Jackson Holdings SA company
guaranty sr. unsec. unsub. bonds 6 5/8s,
2022 (Bermuda)		105,000	66,938

Intelsat Luxembourg SA company guaranty
sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		26,000	12,155

Intelsat Luxembourg SA company guaranty
sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)		50,000	22,625

Level 3 Communications, Inc. sr. unsec.
unsub. notes 5 3/4s, 2022		60,000	61,350

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2021		65,000	67,275

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5 3/8s, 2022		130,000	131,950

Level 3 Financing, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/8s, 2024		65,000	65,325

Numericable-SFR 144A sr. bonds 5 5/8s,
2024 (France)	EUR	100,000	109,898

Numericable-SFR SAS 144A company
guaranty sr. notes 6s, 2022 (France)		$600,000	579,000

Numericable-SFR SAS 144A sr. bonds 6 1/4s,
2024 (France)		200,000	193,000

Quebecor Media, Inc. sr. unsec.
unsub. notes 5 3/4s, 2023 (Canada)		221,000	219,895

SBA Communications Corp. sr. unsec.
sub. notes 4 7/8s, 2022		114,000	112,290

SBA Telecommunications, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2020		70,000	72,800

Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2028		182,000	126,945

Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9s, 2018		363,000	382,058

Sprint Corp. company guaranty sr. unsec.
sub. notes 7 7/8s, 2023		418,000	313,918

Sprint Corp. company guaranty sr. unsec.
sub. notes 7 1/4s, 2021		175,000	132,073

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2023		218,000	222,088

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2025		135,000	136,350

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6 1/4s, 2021		258,000	266,063

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6s, 2023		120,000	121,500

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.464s, 2019		85,000	87,535

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2022		240,000	246,300

Telenet Finance V Luxembourg SCA 144A
sr. notes 6 3/4s, 2024 (Luxembourg)	EUR	365,000	433,171

Telenet Finance V Luxembourg SCA 144A
sr. notes 6 1/4s, 2022 (Luxembourg)	EUR	110,000	128,568

Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH company guaranty
sr. notes 5 5/8s, 2023 (Germany)	EUR	83,200	95,504

Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH company guaranty
sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)	EUR	88,290	101,466

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Communication services cont.
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)		$201,000	$200,498

Virgin Media Secured Finance PLC 144A
sr. notes 6s, 2021 (United Kingdom)	GBP	261,000	397,333

West Corp. 144A company guaranty sr. unsec.
sub. notes 5 3/8s, 2022		$239,000	206,138

WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
sub. notes 10 1/4s, 2019		379,000	357,871

Wind Acquisition Finance SA 144A company
guaranty sr. notes 4s, 2020 (Luxembourg)	EUR	125,000	135,249

Windstream Services, LLC company
guaranty sr. unsec. notes 7 3/4s, 2021		$149,000	117,244

Windstream Services, LLC company
guaranty sr. unsec. notes 6 3/8s, 2023		263,000	189,360

			9,320,640
Consumer cyclicals (4.8%)
AMC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 5 7/8s, 2022		115,000	116,725

AMC Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5 3/4s, 2025		95,000	95,475

American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 5 3/4s, 2023		150,000	151,125

American Tire Distributors, Inc. 144A sr. unsec.
sub. notes 10 1/4s, 2022		220,000	201,300

Black Knight InfoServ, LLC company
guaranty sr. unsec. notes 5 3/4s, 2023		157,000	163,673

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 10 5/8s, 2017		231,000	161,700

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8s, 2021		97,000	32,010

Boyd Gaming Corp. company guaranty sr. unsec.
sub. notes 6 7/8s, 2023		109,000	111,998

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6 1/2s,
2020 (Canada)		250,000	240,938

Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6 1/8s,
2022 (Canada)		125,000	114,531

Building Materials Corp. of America 144A
sr. unsec. notes 5 3/8s, 2024		228,000	227,430

CalAtlantic Group, Inc. company
guaranty sr. unsec. sub. notes 6 1/4s, 2021		140,000	149,275

CalAtlantic Group, Inc. company
guaranty sr. unsec. sub. notes 5 7/8s, 2024		80,000	83,600

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 3/8s, 2024		45,000	45,450

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 1/4s, 2021		120,000	123,600

Cinemark USA, Inc. company guaranty sr. unsec.
notes 5 1/8s, 2022		67,000	66,498

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021		50,000	52,625

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4 7/8s, 2023		65,000	63,375

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. sub. notes 7 5/8s, 2020		162,000	149,850

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2022		395,000	385,125

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Cumulus Media Holdings, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019		$133,000	$44,888

Dana Holding Corp. sr. unsec. notes 6s, 2023		261,000	261,653

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023		175,000	171,500

Family Tree Escrow, LLC 144A company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023		60,000	62,100

Family Tree Escrow, LLC 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2020		45,000	46,463

General Motors Co. sr. unsec. notes 5.2s, 2045		33,000	30,945

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		150,000	87,188

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. sub. notes 4 7/8s, 2020		180,000	176,400

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. sub. notes 4 3/8s, 2018		70,000	69,300

Gray Television, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2020		258,000	265,095

Great Canadian Gaming Corp. 144A company guaranty
sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	335,000	239,683

Grupo Televisa SAB sr. unsec. unsub. notes
Ser. EMTN, 7 1/4s, 2043 (Mexico)	MXN	3,500,000	168,699

Howard Hughes Corp. (The) 144A sr. unsec.
notes 6 7/8s, 2021		$157,000	160,140

iHeartCommunications, Inc. company
guaranty sr. notes 9s, 2019		166,000	121,180

Interactive Data Corp. 144A company
guaranty sr. unsec. sub. notes 5 7/8s, 2019		42,000	42,840

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. notes 5 7/8s, 2021		105,000	107,100

JC Penney Corp, Inc. company guaranty sr. unsec.
bonds 8 1/8s, 2019		68,000	61,540

JC Penney Corp, Inc. company guaranty sr. unsec.
unsub. notes 5.65s, 2020		29,000	23,200

Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9 3/4s, 2019 ‡‡		115,000	63,250

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		248,000	198,400

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021		246,000	271,830

L Brands, Inc. company guaranty sr. unsec.
sub. notes 5 5/8s, 2022		105,000	111,300

Lamar Media Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2022		70,000	73,500

Lamar Media Corp. company guaranty sr. unsec.
sub. notes 5 3/8s, 2024		84,000	86,520

Lear Corp. company guaranty sr. unsec.
notes 5 1/4s, 2025		22,000	22,385

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022		243,000	240,935

LIN Television Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022		118,000	117,410

Masonite International Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2023		65,000	67,113

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)		310,000	294,500

MGM Resorts International company
guaranty sr. unsec. notes 6 3/4s, 2020		210,000	215,775

MGM Resorts International company
guaranty sr. unsec. notes 5 1/4s, 2020		168,000	166,320

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021		181,000	184,620

Navistar International Corp. company
guaranty sr. unsec. notes 8 1/4s, 2021		106,000	70,490

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7 1/8s, 2028	$125,000	$119,375

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8 3/4s, 2021 ‡‡	244,000	151,280

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8s, 2021	100,000	74,000

Nielsen Co. Luxembourg Sarl (The) 144A company
guaranty sr. unsec. sub. notes 5 1/2s,
2021 (Luxembourg)	253,000	259,958

Nortek, Inc. company guaranty sr. unsec.
sub. notes 8 1/2s, 2021	212,000	219,971

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2025	125,000	126,875

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5 5/8s, 2024	83,000	85,490

Owens Corning company guaranty sr. unsec.
notes 4.2s, 2024	125,000	121,780

Penn National Gaming, Inc. sr. unsec.
sub. notes 5 7/8s, 2021	200,000	194,000

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/4s, 2022	200,000	205,500

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/8s, 2024	140,000	141,400

Regal Entertainment Group sr. unsec.
sub. notes 5 3/4s, 2023	153,000	152,426

Regal Entertainment Group sr. unsec.
sub. notes 5 3/4s, 2022	8,000	8,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019	48,000	49,680

Sabre GLBL, Inc. 144A company
guaranty sr. notes 5 3/8s, 2023	145,000	144,275

Scientific Games Corp. company
guaranty sr. unsec. sub. notes 8 1/8s, 2018	51,000	37,230

Scientific Games International, Inc. company
guaranty sr. unsec. notes 10s, 2022	285,000	202,350

Scientific Games International, Inc. company
guaranty sr. unsec. sub. notes 6 1/4s, 2020	45,000	21,150

Scientific Games International, Inc. 144A company
guaranty sr. notes 7s, 2022	145,000	138,475

Sinclair Television Group, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	87,000	89,610

Sinclair Television Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/8s, 2021	30,000	30,075

Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. sub. notes 5 5/8s, 2024	213,000	207,143

Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. sub. notes 6s, 2024	150,000	156,563

Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 7/8s, 2020	184,000	192,510

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021	301,000	304,763

Spectrum Brands, Inc. company guaranty sr. unsec.
sub. notes 6 5/8s, 2022	15,000	15,806

Spectrum Brands, Inc. company guaranty sr. unsec.
sub. notes 6 3/8s, 2020	15,000	15,938

Spectrum Brands, Inc. 144A company
guaranty sr. unsec. notes 5 3/4s, 2025	95,000	97,375

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021	169,000	157,170

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021		$300,000	$300,000

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. sub. notes 5 5/8s, 2024		70,000	67,113

TEGNA, Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2020		120,000	124,500

TEGNA, Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2019		3,000	3,105

TEGNA, Inc. 144A company guaranty sr. unsec.
unsub. notes 4 7/8s, 2021		63,000	63,158

Thomas Cook Finance PLC 144A company
guaranty sr. unsec. bonds 6 3/4s, 2021
(United Kingdom)	EUR	235,000	265,832

Tribune Media Co. 144A company
guaranty sr. unsec. notes 5 7/8s, 2022		$215,000	215,000

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021		107,000	109,408

			11,928,849
Consumer staples (2.2%)
Ashtead Capital, Inc. 144A company
guaranty notes 6 1/2s, 2022		250,000	260,625

Ashtead Capital, Inc. 144A company
guaranty notes 5 5/8s, 2024		200,000	202,500

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023		195,000	195,488

BC ULC/New Red Finance, Inc. 144A company
guaranty notes 6s, 2022 (Canada)		340,000	350,200

BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4 5/8s, 2022 (Canada)		70,000	70,000

BlueLine Rental Finance Corp. 144A notes 7s, 2019		225,000	202,500

CEC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 8s, 2022		104,000	98,280

Ceridian HCM Holding, Inc. 144A sr. unsec.
notes 11s, 2021		375,000	294,375

Constellation Brands, Inc. company
guaranty sr. unsec. notes 4 1/4s, 2023		60,000	59,775

Constellation Brands, Inc. company
guaranty sr. unsec. notes 3 3/4s, 2021		285,000	285,713

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022		115,000	126,500

Corrections Corp. of America company
guaranty sr. unsec. notes 4 5/8s, 2023 R		233,000	224,845

Corrections Corp. of America company
guaranty sr. unsec. sub. notes 4 1/8s, 2020 R		50,000	49,500

Dean Foods Co. 144A company guaranty sr. unsec.
notes 6 1/2s, 2023		135,000	140,063

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021		394,000	252,160

ESAL GmbH 144A company guaranty sr. unsec.
notes 6 1/4s, 2023 (Brazil)		200,000	172,000

JBS USA, LLC/JBS USA Finance, Inc. 144A company
guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)		460,000	456,550

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020 (Brazil)		83,000	83,000

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018		38,000	37,905

Landry’s, Inc. 144A company guaranty sr. unsec.
sub. notes 9 3/8s, 2020		414,000	435,735

Pilgrim’s Pride Corp. 144A company
guaranty sr. unsec. notes 5 3/4s, 2025		80,000	77,800

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Consumer staples cont.
Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2021	$145,000	$138,838

Revlon Consumer Products Corp. company
guaranty sr. unsec. sub. notes 5 3/4s, 2021	290,000	280,575

Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6 1/8s, 2023	218,000	225,630

United Rentals North America, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2022	55,000	58,779

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2023	260,000	265,850

Vander Intermediate Holding II Corp. 144A
sr. unsec. notes 9 3/4s, 2019 ‡‡	165,000	107,250

WhiteWave Foods Co. (The) company
guaranty sr. unsec. notes 5 3/8s, 2022	85,000	89,888

		5,242,324
Energy (4.5%)
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5 1/8s, 2022	135,000	102,600

Antero Resources Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2023	95,000	74,100

Antero Resources Finance Corp. company
guaranty sr. unsec. sub. notes 5 3/8s, 2021	150,000	120,000

Archrock Partners, LP/Archrock Partners
Finance Corp. company guaranty sr. unsec.
notes 6s, 2022	160,000	130,400

Baytex Energy Corp. 144A company guaranty
sr. unsec. sub. notes 5 5/8s, 2024 (Canada)	96,000	64,320

Baytex Energy Corp. 144A company guaranty
sr. unsec. sub. notes 5 1/8s, 2021 (Canada)	18,000	12,690

California Resources Corp. company
guaranty sr. unsec. sub. notes 6s, 2024	85,000	25,925

California Resources Corp. company
guaranty sr. unsec. sub. notes 5s, 2020	23,000	8,194

California Resources Corp. 144A company
guaranty notes 8s, 2022	289,000	152,086

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020	195,000	48,750

CHC Helicopter SA company
guaranty sr. notes 9 1/4s, 2020 (Canada)	283,500	136,080

Chesapeake Energy Corp. 144A company
guaranty notes 8s, 2022	153,000	74,970

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022	300,000	285,000

Concho Resources, Inc. company
guaranty sr. unsec. notes 5 1/2s, 2023	207,000	189,923

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	116,000	105,560

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 5 7/8s, 2022	90,000	55,800

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	43,000	15,480

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 5 1/2s, 2022	85,000	28,050

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	135,000	37,800

Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2022	82,000	50,430

Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2023	41,000	25,830

Gazprom OAO Via Gaz Capital SA sr. unsec. unsub.
notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)	335,000	333,325

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Energy cont.
Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 9 1/4s, 2019 (Russia)	$217,000	$240,358

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 7.288s, 2037 (Russia)	240,000	238,800

Halcon Resources Corp. company
guaranty sr. unsec. notes 9 3/4s, 2020	150,000	43,500

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2021	382,000	110,780

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. unsec. notes 7 1/4s, 2020	180,000	181,800

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. unsec.
sub. notes 5 1/2s, 2022	45,000	42,863

Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. notes 5s, 2024	70,000	58,100

Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2021	158,000	39,698

Laredo Petroleum, Inc. company
guaranty sr. unsec. notes 7 3/8s, 2022	153,000	140,760

Lightstream Resources, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	166,000	37,350

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	94,000	12,690

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/4s, 2019	54,000	8,910

Linn Energy, LLC/Linn Energy Finance Corp. 144A
company guaranty notes 12s, 2020	190,000	95,000

Lone Pine Resources Canada, Ltd. escrow company
guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) F	104,000	6

Lukoil International Finance BV 144A company
guaranty sr. unsec. unsub. bonds 6.656s,
2022 (Russia)	430,000	441,253

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016 (In default) †	300,000	91,500

Newfield Exploration Co. sr. unsec.
unsub. notes 5 3/4s, 2022	100,000	88,000

Newfield Exploration Co. sr. unsec.
unsub. notes 5 3/8s, 2026	95,000	78,613

Oasis Petroleum, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2023	110,000	68,200

Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2022	155,000	99,200

Pertamina Persero PT 144A sr. unsec.
unsub. notes 4 7/8s, 2022 (Indonesia)	200,000	191,765

Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.3s, 2023 (Indonesia)	285,000	259,073

Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 6 7/8s, 2040 (Brazil)	52,000	33,540

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5 3/8s, 2027
(Venezuela)	1,065,000	384,614

Petroleos de Venezuela SA company guaranty
sr. unsec. unsub. notes 5 1/4s, 2017 (Venezuela)	3,220,000	1,610,000

Petroleos de Venezuela SA sr. unsec.
notes 5 1/8s, 2016 (Venezuela)	2,106,000	1,442,610

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)	180,000	94,050

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6s, 2026 (Venezuela)	760,000	279,300

Petroleos Mexicanos company guaranty sr. unsec.
unsub. bonds 6 5/8s, 2035 (Mexico)	380,000	339,625

Putnam VT Diversified Income Fund 13

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount		Value

Energy cont.
Petroleos Mexicanos 144A company guaranty
sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)		$475,000	$364,096

Petroleos Mexicanos 144A company guaranty
sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)		85,000	75,276

Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5 5/8s, 2022		60,000	42,600

Rose Rock Midstream LP/Rose Rock Finance Corp.
144A company guaranty sr. unsec. notes 5 5/8s, 2023		95,000	67,450

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022		100,000	91,500

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024		100,000	87,000

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023		100,000	87,750

Sabine Pass LNG LP company
guaranty sr. sub. notes 6 1/2s, 2020		95,000	92,150

Samson Investment Co. company guaranty sr. unsec.
notes 9 3/4s, 2020 (In default) †		535,000	1,070

SandRidge Energy, Inc. 144A company
guaranty notes 8 3/4s, 2020		185,000	56,194

Seven Generations Energy, Ltd. 144A sr. unsec.
sub. notes 8 1/4s, 2020 (Canada)		170,000	153,000

Seventy Seven Energy, Inc. sr. unsec.
sub. notes 6 1/2s, 2022		20,000	3,100

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		130,000	95,225

Tervita Corp. 144A company guaranty sr.
notes 9s, 2018 (Canada)	CAD	50,000	21,681

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)		$60,000	37,200

Tervita Corp. 144A sr. unsec. notes 10 7/8s,
2018 (Canada)		45,000	10,575

Triangle USA Petroleum Corp. 144A company
guaranty sr. unsec. notes 6 3/4s, 2022		30,000	9,150

Unit Corp. company guaranty sr. unsec.
sub. notes 6 5/8s, 2021		220,000	157,850

Whiting Petroleum Corp. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021		210,000	153,300

Williams Partners LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2022		165,000	156,085

Williams Partners LP/ACMP Finance Corp.
sr. unsec. unsub. notes 4 7/8s, 2023		305,000	245,525

			10,837,048
Financials (5.5%)
Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2022		165,000	157,163

Ally Financial, Inc. company guaranty sr. unsec.
notes 8s, 2031		293,000	338,415

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		85,000	86,063

American International Group, Inc. jr. unsec.
sub. FRB 8.175s, 2058		72,000	94,680

Baggot Securities, Ltd. 144A jr. unsec. sub.
notes 10.24s, perpetual maturity (Ireland)	EUR	630,000	684,652

Banco do Brasil SA/Cayman 144A unsec.
sub. notes 5 7/8s, 2022 (Brazil)		$1,295,000	1,107,225

Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.1s, perpetual maturity		50,000	50,250

Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6 1/2s, perpetual maturity		80,000	84,300

BBVA International Preferred SAU company
guaranty jr. unsec. sub. FRB 5.919s, perpetual
maturity (Spain)		39,000	39,390

CBRE Services, Inc. company guaranty sr. unsec.
notes 5 1/4s, 2025		75,000	75,970

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5s, 2023		99,000	99,504

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019		70,000	69,650

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount		Value

Financials cont.
CIT Group, Inc. sr. unsec. sub. notes 5s, 2023		$125,000	$126,875

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		175,000	183,313

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022		325,000	333,736

CNO Financial Group, Inc. sr. unsec.
unsub. notes 5 1/4s, 2025		85,000	86,488

CNO Financial Group, Inc. sr. unsec.
unsub. notes 4 1/2s, 2020		90,000	91,800

Community Choice Financial, Inc. company
guaranty sr. sub. notes 10 3/4s, 2019		118,000	30,975

Credit Acceptance Corp. company
guaranty sr. unsec. notes 6 1/8s, 2021		134,000	131,320

DFC Finance Corp. 144A company
guaranty sr. notes 10 1/2s, 2020		160,000	94,400

Dresdner Funding Trust I jr. unsec.
sub. notes 8.151s, 2031		250,000	305,625

E*Trade Financial Corp. sr. unsec.
unsub. notes 5 3/8s, 2022		115,000	120,463

E*Trade Financial Corp. sr. unsec.
unsub. notes 4 5/8s, 2023		150,000	151,875

Genworth Holdings, Inc. company guaranty jr.
unsec. sub. FRN 6.15s, 2066		78,000	21,060

HSBC Capital Funding LP/Jersey company
guaranty jr. unsec. sub. FRB 5.13s, perpetual
maturity (United Kingdom)	EUR	208,000	227,332

Hub Holdings, LLC/Hub Holdings Finance, Inc.
144A sr. unsec. sub. notes 8 1/8s, 2019 ‡‡		$53,000	49,555

HUB International, Ltd. 144A sr. unsec.
notes 7 7/8s, 2021		220,000	198,000

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5 7/8s, 2022		195,000	190,613

iStar, Inc. sr. unsec. notes 5s, 2019 R		10,000	9,713

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657s, perpetual maturity (United Kingdom)		125,000	140,000

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 3/8s, 2022 R		265,000	270,631

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. sub. notes 6 7/8s, 2021 R		102,000	105,825

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 7 7/8s, 2020		100,000	95,700

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		270,000	238,950

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019		101,000	88,880

OneMain Financial Holdings, Inc. 144A company
guaranty sr. unsec. sub. notes 6 3/4s, 2019		94,000	95,293

OneMain Financial Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 1/4s, 2021		116,000	116,580

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		102,000	101,108

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		60,000	54,600

Provident Funding Associates LP/PFG Finance Corp.
144A company guaranty sr. unsec. notes 6 3/4s, 2021		245,000	237,038

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 8s, perpetual maturity (United Kingdom)		200,000	211,018

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		200,000	208,250

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.092s, perpetual maturity
(United Kingdom)	EUR	150,000	171,163

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRN Ser. U, 7.64s, perpetual maturity
(United Kingdom)		$300,000	313,500

14 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount		Value

Financials cont.
Royal Bank of Scotland Group PLC unsec.
sub. bonds 5 1/8s, 2024 (United Kingdom)		$105,000	$106,381

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A sr. unsec. unsub. notes 7 3/4s, 2018 (Russia)		900,000	943,911

Sberbank of Russia Via SB Capital SA 144A
sr. unsec. notes 6 1/8s, 2022 (Russia)		250,000	250,000

Societe Generale SA 144A jr. unsec. sub. FRB
7 7/8s, perpetual maturity (France)		200,000	199,750

Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6s, 2020		230,000	218,500

Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017		175,000	181,125

Springleaf Finance Corp. sr. unsec.
unsub. notes 5 1/4s, 2019		155,000	147,250

TMX Finance, LLC/TitleMax Finance Corp. 144A
company guaranty sr. notes 8 1/2s, 2018		25,000	18,625

Tri Pointe Holdings, Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2024		150,000	145,875

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN,
7.152s, perpetual maturity (Jersey)	EUR	200,000	239,628

Ukreximbank Via Biz Finance PLC 144A sr.
unsec. bonds 9 5/8s, 2022 (Ukraine)		$250,000	222,500

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		198,000	190,080

Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.8s, 2025 (Russia)		255,000	246,713

VTB Bank OJSC 144A unsec. sub. FRN 9 1/2s,
perpetual maturity (Russia)		500,000	448,125

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		1,548,000	1,613,822

VTB Bank OJSC Via VTB Capital SA 144A unsec.
sub. bonds 6.95s, 2022 (Russia)		500,000	472,500

Walter Investment Management Corp. company
guaranty sr. unsec. notes 7 7/8s, 2021		140,000	110,600

			13,444,326
Health care (2.5%)
Acadia Healthcare Co., Inc. company
guaranty sr. unsec. sub. notes 6 1/8s, 2021		225,000	228,375

Acadia Healthcare Co., Inc. company
guaranty sr. unsec. sub. notes 5 1/8s, 2022		85,000	79,475

AMAG Pharmaceuticals, Inc. 144A company
guaranty sr. unsec. notes 7 7/8s, 2023		176,000	154,880

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		135,000	130,613

CHS/Community Health Systems, Inc. company
guaranty sr. sub. notes 5 1/8s, 2018		42,000	42,210

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2022		40,000	37,950

Concordia Healthcare Corp. 144A company
guaranty sr. unsec. notes 7s, 2023 (Canada)		120,000	104,100

Crimson Merger Sub, Inc. 144A sr. unsec.
notes 6 5/8s, 2022		245,000	167,825

DPx Holdings BV 144A sr. unsec.
sub. notes 7 1/2s, 2022 (Netherlands)		212,000	206,700

Endo Finance, LLC 144A company
guaranty sr. unsec. notes 5 3/4s, 2022		266,000	258,020

Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 7/8s, 2023		158,000	154,050

Endo Limited/Endo Finance LLC/Endo Finco, Inc.
144A company guaranty sr. unsec. notes 6s,
2025 (Ireland)		200,000	197,000

Endo Limited/Endo Finance LLC/Endo Finco, Inc.
144A company guaranty sr. unsec.
unsub. notes 6s, 2023 (Ireland)		200,000	199,000

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Health care cont.
Halyard Health, Inc. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2022	$156,000	$155,220

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020	497,000	541,730

HCA, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2022	74,000	81,770

HCA, Inc. company guaranty sr. unsec.
unsub. notes 5 3/8s, 2025	50,000	49,375

Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6 3/8s, 2023	150,000	146,250

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty sub. notes 10 1/2s, 2018	5,000	4,875

Mallinckrodt International Finance SA/
Mallinckrodt CB, LLC 144A company guaranty
sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)	132,000	121,440

MEDNAX, Inc. 144A company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	60,000	60,300

Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2022	105,000	105,000

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. unsub. notes 4.95s, 2024 R	135,000	136,340

Service Corp. International/US sr. unsec.
notes 5 3/8s, 2022	279,000	290,858

Service Corp. International/US sr. unsec.
unsub. notes 5 3/8s, 2024	478,000	492,340

Sterigenics-Nordion Holdings, LLC 144A sr. unsec.
notes 6 1/2s, 2023	91,000	86,905

Tenet Healthcare Corp. company
guaranty sr. bonds 4 1/2s, 2021	42,000	40,950

Tenet Healthcare Corp. company
guaranty sr. bonds 4 3/8s, 2021	117,000	112,905

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018	342,000	359,955

Tenet Healthcare Corp. company
guaranty sr. notes 4 3/4s, 2020	35,000	35,175

Tenet Healthcare Corp. company
guaranty sr. sub. notes 6s, 2020	164,000	172,610

Tenet Healthcare Corp. 144A company
guaranty sr. FRN 4.012s, 2020	155,000	151,125

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 7s, 2020	40,000	39,900

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 6 3/8s, 2020	160,000	154,400

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 6 1/8s, 2025	150,000	133,875

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5 7/8s, 2023	167,000	149,048

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5 1/2s, 2023	80,000	70,400

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5 3/8s, 2020	158,000	148,520

WellCare Health Plans, Inc. sr. unsec.
sub. notes 5 3/4s, 2020	265,000	272,950

		6,074,414
Technology (1.2%)
ACI Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2020	85,000	87,550

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	148,000	50,320

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	463,000	342,620

CommScope Technologies Finance, LLC 144A
sr. unsec. notes 6s, 2025	70,000	67,375

Putnam VT Diversified Income Fund 15

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount		Value

Technology cont.
First Data Corp. 144A company guaranty sr. unsec.
unsub. notes 7s, 2023		$180,000	$180,000

First Data Corp. 144A notes 5 3/4s, 2024		170,000	167,450

First Data Corp. 144A sr. notes 5 3/8s, 2023		150,000	150,750

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 6s, 2022		115,000	120,463

Infor US, Inc. 144A company
guaranty sr. notes 5 3/4s, 2020		51,000	51,383

Infor US, Inc. 144A company guaranty sr. unsec.
notes 6 1/2s, 2022		408,000	344,760

Iron Mountain, Inc. company guaranty sr. unsec.
notes 6s, 2023 R		210,000	217,350

Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 6s, 2020 R		65,000	68,575

Micron Technology, Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2022		181,000	176,023

Micron Technology, Inc. 144A sr. unsec.
unsub. notes 5 1/4s, 2023		188,000	168,730

SoftBank Corp. 144A company guaranty sr. unsec.
unsub. notes 4 1/2s, 2020 (Japan)		140,000	139,300

Techem Energy Metering Service GmbH 144A
company guaranty sr. unsec. sub. notes 7 7/8s,
2020 (Germany)	EUR	230,000	267,264

Zebra Technologies Corp. sr. unsec.
unsub. bonds 7 1/4s, 2022		$213,000	222,585

			2,822,498
Transportation (0.2%)
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6 3/8s, 2023		190,000	168,150

Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6 3/8s, 2023		272,000	267,920

			436,070
Utilities and power (1.7%)
AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		390,000	343,200

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023		85,000	73,950

AES Corp./Virginia (The) sr. unsec.
unsub. notes 7 3/8s, 2021		180,000	182,700

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025		335,000	295,638

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		50,000	51,375

Calpine Corp. 144A company
guaranty sr. sub. notes 5 7/8s, 2024		40,000	41,000

Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85s, 2037		290,000	252,438

Dynegy, Inc. company guaranty sr. unsec.
notes 7 3/8s, 2022		20,000	17,400

Dynegy, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2019		468,000	439,920

Dynegy, Inc. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2024		10,000	8,548

El Paso Natural Gas Co., LLC company
guaranty sr. unsec. notes 8 5/8s, 2022		345,000	374,684

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A notes 11 3/4s,
2022 (In default) †		134,882	143,650

Energy Transfer Equity LP company
guaranty sr. notes 7 1/2s, 2020		201,000	185,925

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. notes 7 3/4s, 2022		70,000	35,700

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. notes 6 3/8s, 2023		70,000	35,000

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. sub. notes 9 3/8s, 2020		345,000	216,056

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Utilities and power cont.
GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		$65,000	$52,509

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020		261,000	193,140

NRG Energy, Inc. company guaranty sr. unsec.
sub. notes 7 7/8s, 2021		400,000	375,000

NRG Yield Operating, LLC company
guaranty sr. unsec. notes 5 3/8s, 2024		85,000	70,444

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
notes 5s, 2022		85,000	75,300

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022		175,000	164,948

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023		155,000	139,371

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2023		69,000	59,695

Southern Star Central Corp. 144A sr. unsec.
notes 5 1/8s, 2022		199,000	164,175

Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. 144A company
guaranty sr. notes 11 1/2s, 2020 (In default) †		119,000	39,568

			4,031,334

Total corporate bonds and notes (cost $85,531,863)			$75,265,645

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (9.7%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s,
2017 (Argentina)		$1,660,000	$1,691,125

Argentina (Republic of) sr. unsec.
unsub. notes Ser. 1, 8 3/4s, 2017
(Argentina) (In default) †		150,000	169,688

Argentina (Republic of) sr. unsec.
unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)		1,017,880	1,033,148

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033
(Argentina) (In default) †		825,800	945,541

Brazil (Federal Republic of) sr. unsec.
unsub. notes 10s, 2017 (Brazil) (units)	BRL	1,350	324,826

Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10 7/8s, 2021 (Argentina)		$2,075,000	2,165,781

Chile (Republic of) sr. unsec.
unsub. notes 5 1/2s, 2020 (Chile)	CLP	235,500,000	345,061

Costa Rica (Republic of) 144A sr. unsec.
unsub. notes 7s, 2044 (Costa Rica)		$200,000	166,250

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6 3/8s, 2021 (Croatia)		360,000	382,320

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6s, 2024 (Croatia)		400,000	417,664

Ghana (Republic of) 144A sr. unsec.
unsub. notes 8 1/2s, 2017 (Ghana)		274,000	267,205

Ghana (Republic of) 144A sr. unsec.
unsub. notes 7 7/8s, 2023 (Ghana)		947,185	741,172

Hellenic (Republic of) sr. unsec. notes
3 3/8s, 2017 (Greece)	EUR	912,000	928,775

Hellenic (Republic of) sr. unsec.
unsub. bonds 4 3/4s, 2019 (Greece)	EUR	1,475,000	1,460,293

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2038 (Greece) ††	EUR	562,543	340,702

16 Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (9.7%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2037 (Greece) ††	EUR	50,102	$30,448

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2036 (Greece) ††	EUR	452,051	277,909

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2035 (Greece) ††	EUR	396,222	245,396

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2034 (Greece) ††	EUR	204,967	128,726

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2033 (Greece) ††	EUR	171,524	109,177

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2032 (Greece) ††	EUR	246,577	159,441

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2031 (Greece) ††	EUR	84,480	55,572

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2030 (Greece) ††	EUR	1,075,053	726,574

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2029 (Greece) ††	EUR	127,387	87,465

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2028 (Greece) ††	EUR	1,070,533	756,595

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2027 (Greece) ††	EUR	408,920	294,144

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2026 (Greece) ††	EUR	1,119,402	829,416

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2025 (Greece) ††	EUR	2,672,753	2,037,296

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2024 (Greece) ††	EUR	393,427	308,183

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2023 (Greece) ††	EUR	1,173,192	939,523

Indonesia (Republic of) 144A sr. unsec.
notes 4 3/4s, 2026 (Indonesia)		$300,000	295,500

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037 (Indonesia)		575,000	603,750

Indonesia (Republic of) 144A sr. unsec.
unsub. notes 5.95s, 2046 (Indonesia)		300,000	295,500

Kenya (Republic of) 144A sr. unsec.
unsub. notes 6 7/8s, 2024 (Kenya)		200,000	175,040

Russia (Federation of) 144A sr. unsec.
notes 4 1/2s, 2022 (Russia)		235,000	236,399

Russia (Federation of) 144A sr. unsec.
unsub. bonds 5 5/8s, 2042 (Russia)		200,000	188,700

Turkey (Republic of) sr. unsec. notes 6s,
2041 (Turkey)		975,000	998,400

Ukraine (Government of) 144A unsec. FRN Ser. GDP,
zero %, 2040 (Ukraine)		361,000	142,595

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2027 (Ukraine)		176,000	153,120

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (9.7%)* cont.	Principal amount	Value

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2026 (Ukraine)	$176,000	$153,141

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2025 (Ukraine)	176,000	154,806

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2024 (Ukraine)	176,000	155,744

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2023 (Ukraine)	176,000	156,675

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2022 (Ukraine)	176,000	159,417

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2021 (Ukraine)	176,000	159,907

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2020 (Ukraine)	225,000	207,000

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2019 (Ukraine)	4,160	3,850

United Mexican States sr. unsec. notes 5 3/4s,
2110 (Mexico)	220,000	205,150

Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7s, 2038 (Venezuela)	265,000	98,713

Venezuela (Bolivarian Republic of) 144A
sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)	1,215,000	668,858

Total foreign government and agency bonds
and notes (cost $25,770,781)		$23,577,681

SENIOR LOANS (1.8%)* [c]	Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022	$216,247	$207,958

Asurion, LLC bank term loan FRN 8 1/2s, 2021	140,000	118,869

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018	140,056	105,334

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020	216,827	150,333

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 11 1/4s, 2017	994,505	868,534

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B7, 10 3/4s, 2017	69,650	57,635

Caesars Growth Properties Holdings, LLC bank term
loan FRN 6 1/4s, 2021	261,025	227,744

CPG International, Inc. bank term loan FRN
Ser. B, 4 3/4s, 2020	98,246	91,860

Dell International, LLC bank term loan FRN
Ser. B2, 4s, 2020	179,590	178,293

First Data Corp. bank term loan FRN 4.212s, 2021	12,896	12,836

First Data Corp. bank term loan FRN Ser. B,
3.712s, 2018	121,183	119,409

Gates Global, LLC/Gates Global Co. bank term loan
FRN 4 1/4s, 2021	81,711	76,468

Getty Images, Inc. bank term loan FRN Ser. B,
4 3/4s, 2019	224,787	140,352

iHeartCommunications, Inc. bank term loan FRN
Ser. D, 6.938s, 2019	319,000	223,300

Jeld-Wen, Inc. bank term loan FRN 4s, 2021	139,647	137,814

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022	94,763	93,519

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020	150,000	131,250

Neiman Marcus Group, Ltd., Inc. bank term loan
FRN 4 1/4s, 2020	282,989	249,782

Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, 4 3/4s, 2021	78,800	66,488

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s,
2021 (Netherlands)	123,125	118,456

ROC Finance, LLC bank term loan FRN 5s, 2019	479,628	442,057

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021	55,000	51,700

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020	109,167	102,617

Putnam VT Diversified Income Fund 17

SENIOR LOANS (1.8%)* [c] cont.	Principal amount		Value

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.676s, 2017		$499,637	$151,609

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.676s, 2017		5,128	1,556

Valeant Pharmaceuticals International, Inc. bank
term loan FRN Ser. E, 3 3/4s, 2020		119,410	114,410

Total senior loans (cost $5,130,150)			$4,240,183

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
2.059/3 month USD-LIBOR-BBA/
Jan-26	Jan-16/2.059	$33,612,600	$60,167

(2.343)/3 month USD-LIBOR-BBA/
Jan-26	Jan-16/2.343	33,612,600	59,158

Barclays Bank PLC
(2.25625)/3 month USD-LIBOR-BBA/
Jan-26	Jan-16/2.25625	34,710,400	129,123

2.04375/3 month USD-LIBOR-BBA/
Jan-26	Jan-16/2.04375	34,710,400	48,595

Citibank, N.A.
2.1015/3 month USD-LIBOR-BBA/
Jan-26	Jan-16/2.1015	34,710,400	93,718

(2.3635)/3 month USD-LIBOR-BBA/
Jan-26	Jan-16/2.3635	34,710,400	49,289

(2.087)/3 month USD-LIBOR-BBA/
May-18	May-16/2.087	34,590,200	6,226

Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/
Apr-47	Apr-17/2.915	3,749,700	198,059

(3.315)/3 month USD-LIBOR-BBA/
Apr-47	Apr-17/3.315	3,749,700	100,454

Goldman Sachs International
(2.57867)/3 month USD-LIBOR-BBA/
Feb-46	Feb-16/2.57867	8,311,100	201,960

(2.82)/3 month USD-LIBOR-BBA/
Jan-46	Jan-16/2.82	3,603,400	12,143

(2.18625)/3 month USD-LIBOR-BBA/
Jun-18	Jun-16/2.18625	34,590,200	4,151

Total purchased swap options outstanding (cost $1,842,496)			$963,043

PREFERRED STOCKS (0.1%)*		Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP		6,980	$177,013

M/I Homes, Inc. Ser. A, $2.438 pfd.		5,132	130,507

Total preferred stocks (cost $281,864)			$307,520

PURCHASED OPTIONS	Expiration	Contract
OUTSTANDING (0.1%)*	date/Strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Mar-16/$99.63	$18,000,000	$147,132

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Feb-16/100.22	9,000,000	70,038

Total purchased options outstanding (cost $286,875)			$217,170

CONVERTIBLE BONDS AND NOTES (0.1%)*	Principal amount		Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016 R		$125,000	$134,453

Navistar International Corp. cv. sr. unsec.
sub. bonds 4 1/2s, 2018		54,000	26,629

Total convertible bonds and notes (cost $171,845)			$161,082

COMMON STOCKS (—%)*	Shares	Value

Connacher Oil and Gas, Ltd. (Canada) †	2,902	$283

Connacher Oil and Gas, Ltd. (Canada) †	1,837	169

Lone Pine Resources Canada, Ltd. (Canada) † F	12,972	130

Lone Pine Resources, Inc. Class A (Canada) † F	12,972	130

Tribune Media Co. Class 1C F	55,356	13,838

Total common stocks (cost $241,637)		$14,550

	Principal amount/
SHORT-TERM INVESTMENTS (12.3%)*	shares	Value

Putnam Short Term Investment Fund 0.33% L	Shares 16,506,406	$16,506,406

U.S. Treasury Bills 0.04%, April 28, 2016 # ∆ §	$1,129,000	1,128,054

U.S. Treasury Bills 0.11%, April 21, 2016 ∆ §	1,764,000	1,762,902

U.S. Treasury Bills 0.07%, April 14, 2016 ∆ §	2,333,000	2,331,792

U.S. Treasury Bills 0.07%, April 7, 2016 # ∆ §	3,304,000	3,302,705

U.S. Treasury Bills 0.05%, February 18, 2016 # ∆	1,644,000	1,643,770

U.S. Treasury Bills 0.16%, February 11, 2016 ∆	1,248,000	1,247,827

U.S. Treasury Bills 0.03%, February 4, 2016 # ∆	1,696,000	1,695,852

U.S. Treasury Bills 0.09%, January 14, 2016 ∆	133,000	132,996

Total short-term investments (cost $29,755,237)		$29,752,304

Total investments (cost $418,494,031)		$403,165,401

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates.
As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemp-
tion from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

18 Putnam VT Diversified Income Fund

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC  820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $241,834,253.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $136,744,061 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	87.5%	Canada	0.8%

Greece	2.4	Brazil	0.5

Argentina	1.5	Luxembourg	0.5

Russia	1.4	Other	3.4

Venezuela	1.1	Total	100.0%

United Kingdom	0.9

FORWARD CURRENCY CONTRACTS at 12/31/15 (aggregate face value $79,601,303)

		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Sell	1/20/16	$352,288	$362,188	$9,900

	Canadian Dollar	Sell	1/20/16	592,848	589,564	(3,284)

	Chilean Peso	Sell	1/20/16	289,345	295,451	6,106

	Euro	Sell	3/16/16	84,919	83,811	(1,108)

	Mexican Peso	Buy	1/20/16	1,244,288	1,253,056	(8,768)

	New Taiwan Dollar	Sell	2/17/16	54,455	54,909	454

	New Zealand Dollar	Buy	1/20/16	801,776	720,775	81,001

	Norwegian Krone	Sell	3/16/16	992,376	1,008,627	16,251

	Swedish Krona	Buy	3/16/16	603,349	609,543	(6,194)

Barclays Bank PLC

	Australian Dollar	Sell	1/20/16	565,715	567,469	1,754

	British Pound	Buy	3/16/16	592,994	609,922	(16,928)

	Canadian Dollar	Sell	1/20/16	726,190	701,968	(24,222)

	Euro	Sell	3/16/16	2,767,472	2,666,550	(100,922)

	Mexican Peso	Buy	1/20/16	1,262,152	1,270,142	(7,990)

	New Zealand Dollar	Sell	1/20/16	566,020	530,173	(35,847)

	Norwegian Krone	Sell	3/16/16	624,302	638,899	14,597

	Swedish Krona	Buy	3/16/16	12,583	8,941	3,642

	Swiss Franc	Buy	3/16/16	229,727	224,100	5,627

Citibank, N.A.

	Brazilian Real	Buy	1/5/16	119,254	118,384	870

	Brazilian Real	Sell	1/5/16	119,254	118,053	(1,201)

	Brazilian Real	Sell	4/4/16	115,689	114,767	(922)

	Canadian Dollar	Sell	1/20/16	1,153,751	1,152,314	(1,437)

	Japanese Yen	Sell	2/17/16	640,826	635,570	(5,256)

	Mexican Peso	Buy	1/20/16	1,075,950	1,085,946	(9,996)

Putnam VT Diversified Income Fund 19

FORWARD CURRENCY CONTRACTS at 12/31/15 (aggregate face value $79,601,303) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	New Zealand Dollar	Buy	1/20/16	$648,159	$632,546	$15,613

	Singapore Dollar	Sell	2/17/16	1,203,930	1,204,026	96

	Credit Suisse International

	Australian Dollar	Sell	1/20/16	1,230,461	1,233,723	3,262

	British Pound	Sell	3/16/16	381,273	384,577	3,304

	Canadian Dollar	Sell	1/20/16	1,141,465	1,127,949	(13,516)

	Euro	Sell	3/16/16	768,731	725,379	(43,352)

	Indian Rupee	Buy	2/17/16	1,230,536	1,228,269	2,267

	Indian Rupee	Sell	2/17/16	1,237,683	1,226,217	(11,466)

	Japanese Yen	Sell	2/17/16	48,702	48,613	(89)

	New Taiwan Dollar	Sell	2/17/16	1,211,115	1,202,625	(8,490)

	New Zealand Dollar	Buy	1/20/16	877,970	818,394	59,576

	Norwegian Krone	Buy	3/16/16	593,707	616,394	(22,687)

	Deutsche Bank AG

	Czech Koruna	Sell	3/16/16	1,221,990	1,197,587	(24,403)

	Euro	Sell	3/16/16	163,740	161,655	(2,085)

	Israeli Shekel	Sell	1/20/16	179,527	180,283	756

	Japanese Yen	Sell	2/17/16	794,002	792,728	(1,274)

	Norwegian Krone	Sell	3/16/16	85,891	87,900	2,009

	Polish Zloty	Buy	3/16/16	576,135	559,180	16,955

	Goldman Sachs International

	Australian Dollar	Buy	1/20/16	461,878	444,939	16,939

	British Pound	Buy	3/16/16	596,237	609,958	(13,721)

	Canadian Dollar	Buy	1/20/16	255,915	276,518	(20,603)

	Euro	Sell	3/16/16	595,518	566,677	(28,841)

	Japanese Yen	Buy	2/17/16	619,292	592,452	26,840

	New Taiwan Dollar	Sell	2/17/16	1,211,112	1,209,969	(1,143)

	Norwegian Krone	Sell	3/16/16	560,177	573,125	12,948

	Singapore Dollar	Sell	2/17/16	1,203,930	1,204,340	410

	HSBC Bank USA, National Association

	British Pound	Sell	3/16/16	1,161,807	1,184,982	23,175

	Euro	Sell	3/16/16	3,714,532	3,635,277	(79,255)

	Japanese Yen	Sell	2/17/16	163,004	162,713	(291)

	JPMorgan Chase Bank N.A.

	Australian Dollar	Sell	1/20/16	640,061	620,639	(19,422)

	Canadian Dollar	Sell	1/20/16	2,017,259	2,056,197	38,938

	Euro	Sell	3/16/16	2,280,389	2,231,210	(49,179)

	Indian Rupee	Buy	2/17/16	1,240,218	1,237,934	2,284

	Japanese Yen	Sell	2/17/16	130,361	130,158	(203)

	Mexican Peso	Buy	1/20/16	1,194,472	1,229,739	(35,267)

	Mexican Peso	Sell	1/20/16	1,204,487	1,191,457	(13,030)

	New Taiwan Dollar	Sell	2/17/16	1,287,972	1,298,578	10,606

	New Zealand Dollar	Buy	1/20/16	24,191	22,546	1,645

	Norwegian Krone	Sell	3/16/16	1,321,354	1,345,288	23,934

	Singapore Dollar	Sell	2/17/16	1,203,859	1,209,315	5,456

	South African Rand	Sell	1/20/16	190,243	173,658	(16,585)

	South Korean Won	Sell	2/17/16	1,280,517	1,266,024	(14,493)

	Swedish Krona	Sell	3/16/16	70,914	68,915	(1,999)

	Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	1/20/16	1,216,917	1,218,951	(2,034)

	British Pound	Buy	3/16/16	960,703	971,373	(10,670)

	Canadian Dollar	Sell	1/20/16	1,203,764	1,188,354	(15,410)

20 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/15 (aggregate face value $79,601,303) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.

	Euro	Sell	3/16/16	$2,709,771	$2,598,125	$(111,646)

	Japanese Yen	Buy	2/17/16	509,549	504,570	4,979

	New Zealand Dollar	Buy	1/20/16	1,868,215	1,897,843	(29,628)

	Norwegian Krone	Sell	3/16/16	903,437	922,843	19,406

	South Korean Won	Sell	2/17/16	19,865	20,438	573

	Swedish Krona	Sell	3/16/16	605,604	602,124	(3,480)

State Street Bank and Trust Co.

	Brazilian Real	Buy	1/5/16	442,338	412,736	29,602

	Brazilian Real	Sell	1/5/16	442,338	440,009	(2,329)

	Brazilian Real	Buy	4/4/16	349,518	347,913	1,605

	Canadian Dollar	Buy	1/20/16	497,088	527,982	(30,894)

	Euro	Sell	3/16/16	2,808,735	2,748,584	(60,151)

	Japanese Yen	Sell	2/17/16	224,775	224,372	(403)

	South Korean Won	Sell	2/17/16	1,216,002	1,218,193	2,191

UBS AG

	Australian Dollar	Buy	1/20/16	1,010,991	1,000,330	10,661

	British Pound	Sell	3/16/16	183,412	182,965	(447)

	Canadian Dollar	Buy	1/20/16	893,789	924,714	(30,925)

	Euro	Sell	3/16/16	2,410,924	2,359,040	(51,884)

	Israeli Shekel	Sell	1/20/16	9,048	8,979	(69)

	Japanese Yen	Buy	2/17/16	737,249	729,435	7,814

WestPac Banking Corp.

	Canadian Dollar	Sell	1/20/16	2,384,329	2,434,779	50,450

	Euro	Sell	3/16/16	2,426,710	2,374,592	(52,118)

	New Zealand Dollar	Buy	1/20/16	335,935	304,313	31,622

	South Korean Won	Sell	2/17/16	44,709	45,971	1,262

Total						$(480,177)

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/15	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	3	$514,859	Mar-16	$(7,505)

U.S. Treasury Bond 30 yr
(Long)	53	8,148,750	Mar-16	(962)

U.S. Treasury Bond Ultra
30 yr (Long)	19	3,015,063	Mar-16	17,595

U.S. Treasury Note 10 yr
(Short)	148	18,634,125	Mar-16	82,955

Total				$92,083

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/15 (premiums $3,450,992)
Counterparty
Fixed Obligation % to receive or (pay)/		Expiration	Contract
Floating rate index/Maturity date		date/strike	amount	Value

Bank of America N.A.
2.201/3 month USD-LIBOR-BBA/
Jan-26		Jan-16/2.201	$16,806,300	$102,855

(2.201)/3 month USD-LIBOR-BBA/
Jan-26		Jan-16/2.201	16,806,300	104,703

Barclays Bank PLC
(2.15)/3 month USD-LIBOR-BBA/
Jan-26		Jan-16/2.15	17,355,200	68,900

2.15/3 month USD-LIBOR-BBA/
Jan-26		Jan-16/2.15	17,355,200	147,693

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/15 (premiums $3,450,992) cont.
Counterparty
Fixed Obligation % to receive or
(pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Citibank, N.A.
2.587/3 month USD-LIBOR-BBA/
May-18	May-16/2.587	$34,590,200	$346

2.387/3 month USD-LIBOR-BBA/
May-18	May-16/2.387	34,590,200	1,384

2.2325/3 month USD-LIBOR-BBA/
Jan-26	Jan-16/2.2325	17,355,200	83,305

(2.2325)/3 month USD-LIBOR-BBA/
Jan-26	Jan-16/2.2325	17,355,200	135,371

Credit Suisse International
2.515/3 month USD-LIBOR-BBA/
Apr-47	Apr-17/2.515	3,749,700	355,868

Goldman Sachs International
(1.885)/3 month USD-LIBOR-BBA/
Jan-46	Jan-16/1.885	3,603,400	36

2.58625/3 month USD-LIBOR-BBA/
Jun-18	Jun-16/2.58625	69,180,400	692

1.61017/6 month EUR-EURIBOR-
Reuters/Feb-46	Feb-16/1.61017	EUR 8,311,100	187,506

JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$8,886,000	971,995

Total			$2,160,654

Putnam VT Diversified Income Fund 21

WRITTEN OPTIONS
OUTSTANDING at 12/31/15		Expiration	Contract
(premiums $286,172)		date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Mar-16/$98.84	$18,000,000	$79,038

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Mar-16/98.05	18,000,000	42,138

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Feb-16/98.53	18,000,000	32,058

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Feb-16/97.69	9,000,000	4,392

Total				$157,626

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 12/31/15
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.
2.117/3 month
USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.117	$4,684,125	$(114,775)	$(27,215)

1.00/3 month
USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	8,512,300	(56,283)	(36,262)

2.035/3 month
USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.035	4,684,125	(119,019)	(42,532)

(3.035)/3 month
USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.035	4,684,125	(124,635)	(71,686)

1.00/3 month
USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	17,024,600	(119,598)	(78,483)

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 12/31/15 cont.
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N. A. cont.
(3.117)/3 month
USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.117	$4,684,125	$(131,156)	$(86,066)

2.655/3 month
USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.655	20,516,500	135,922	111,815

2.56/3 month
USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.56	20,516,500	131,156	101,557

(1.00)/3 month
USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	34,049,200	108,957	63,808

(1.00)/3 month
USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	17,024,600	52,129	29,963

(1.56)/3 month
USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.56	20,516,500	118,120	29,339

(1.655)/3 month
USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.655	20,516,500	116,944	11,489

Total			$(2,238)	$5,727

TBA SALE COMMITMENTS OUTSTANDING
at 12/31/15 (proceeds receivable		Principal	Settlement
$82,515,430)		amount	date	Value

Federal National Mortgage Association,
3 1/2s, January 1, 2046		$16,000,000	1/13/16	$16,503,750

Federal National Mortgage Association, 3s,
January 1, 2046		66,000,000	1/13/16	65,984,530

Total				$82,488,280

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
BRL	23,054,400	$—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	$(166,854)

PLN	10,159,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-	(423,206)
					WIBO

PLN	5,065,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-	(213,240)
					WIBO

PLN	4,320,000	—	3/27/24	4.045%	6 month PLN-WIBOR-	(177,319)
					WIBO

PLN	1,150,000	—	6/26/25	6 month PLN-WIBOR-WIBO	2.89%	16,892

PLN	1,150,000	—	6/29/25	6 month PLN-WIBOR-WIBO	2.88%	16,708

PLN	3,450,000	—	6/30/25	6 month PLN-WIBOR-WIBO	2.87%	49,281

PLN	3,450,000	—	7/1/25	6 month PLN-WIBOR-WIBO	3.0266%	53,809

PLN	3,450,000	—	7/2/25	6 month PLN-WIBOR-WIBO	3.00%	51,621

PLN	6,402,000	—	11/2/25	6 month PLN-WIBOR-WIBO	2.30%	(15,984)

PLN	23,260,000	—	11/2/17	1.52%	6 month PLN-WIBOR-	14,522
					WIBO

Goldman Sachs International
KRW	1,441,999,999	—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	23,670

22 Putnam VT Diversified Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
BRL	23,286,507	$—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	$(228,495)

BRL	10,063,108	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(52,729)

PLN	492,000	—	3/12/25	6 month PLN-WIBOR-WIBO	2.4199%	2,318

PLN	22,122,000	—	8/20/17	6 month PLN-WIBOR-WIBO	1.71%	6,422

PLN	1,138,000	—	8/21/17	6 month PLN-WIBOR-WIBO	1.71%	318

Total		$—				$(1,042,266)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15

	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$8,496,000	$(44,240)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$(3,280)

8,496,000	116,334	9/30/25	2.3975%	3 month	(113,303)
				USD-LIBOR-BBA

8,496,000	(74,826)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	60,477

34,010,400	(199,410)	10/9/25	3 month USD-LIBOR-BBA	2.155%	(89,141)

17,005,200	198,736	10/9/25	2.3225%	3 month	(119,835)
				USD-LIBOR-BBA

17,005,200	(112,782)	10/28/25	3 month USD-LIBOR-BBA	2.055%	(233,931)

8,502,600	108,347	10/28/25	2.235%	3 month	27,506
				USD-LIBOR-BBA

34,010,400	(245,324)	10/28/25	3 month USD-LIBOR-BBA	2.0775%	(416,900)

17,005,200	236,148	10/28/25	2.2625%	3 month	31,271
				USD-LIBOR-BBA

17,005,200	(110,758)	10/29/25	3 month USD-LIBOR-BBA	2.12%	(128,824)

8,502,600	110,422	10/29/25	2.31%	3 month	(29,887)
				USD-LIBOR-BBA

25,507,800	(161,036)	10/27/25	3 month USD-LIBOR-BBA	2.07125%	(303,031)

12,753,900	160,531	10/27/25	2.25%	3 month	20,875
				USD-LIBOR-BBA

12,753,900	105,689	9/29/25	2.235%	3 month	(47,988)
				USD-LIBOR-BBA

8,002,000	(106)	9/29/25	2.162%	3 month	(42,468)
				USD-LIBOR-BBA

4,367,000	(58)	9/30/25	2.07%	3 month	14,249
				USD-LIBOR-BBA

5,600,000	(74)	10/5/25	3 month USD-LIBOR-BBA	2.021%	(50,256)

5,499,000	(73)	10/6/25	1.945%	3 month	88,165
				USD-LIBOR-BBA

5,499,000	(73)	10/6/25	1.939%	3 month	91,212
				USD-LIBOR-BBA

7,301,000	(96)	10/7/25	2.0085%	3 month	74,553
				USD-LIBOR-BBA

4,760,000	(63)	10/7/25	3 month USD-LIBOR-BBA	2.046%	(32,222)

7,679,000	(101)	10/28/25	2.013%	3 month	84,404
				USD-LIBOR-BBA

2,550,800	(34)	10/28/25	2.044%	3 month	20,731
				USD-LIBOR-BBA

16,520,600	131,947	12/2/25	2.119%	3 month	189,634
				USD-LIBOR-BBA

4,411,000	(58)	11/12/25	2.2225%	3 month	(32,618)
				USD-LIBOR-BBA

6,167,500	(81)	12/7/25	2.1765%	3 month	(8,821)
				USD-LIBOR-BBA

130,458,000 E	(80,980)	3/16/21	1.70%	3 month	506,344
				USD-LIBOR-BBA

2,238,000 E	(2,111)	3/16/26	3 month USD-LIBOR-BBA	2.20%	(8,028)

Putnam VT Diversified Income Fund 23

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 cont.

		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$12,335,000	$92,350	12/7/25	3 month USD-LIBOR-BBA	2.14%	$68,306

	16,447,000	128,892	12/9/25	3 month USD-LIBOR-BBA	2.245%	4,451

	2,307,000	(30)	11/18/25	3 month USD-LIBOR-BBA	2.128%	(3,976)

	5,119,400	(68)	11/24/25	2.09%	3 month	28,689
					USD-LIBOR-BBA

	5,782,200	(76)	12/1/25	3 month USD-LIBOR-BBA	2.115%	(22,021)

	6,167,500	(81)	12/7/25	2.169%	3 month	(4,554)
					USD-LIBOR-BBA

	7,254,000	(96)	12/9/25	3 month USD-LIBOR-BBA	2.14%	(15,438)

	7,254,000	(96)	12/9/25	3 month USD-LIBOR-BBA	2.11%	(35,497)

	1,247,000 E	(9,478)	3/16/46	3 month USD-LIBOR-BBA	2.65%	(6,034)

	301,290,000 E	317,279	3/16/18	1.20%	3 month	856,590
					USD-LIBOR-BBA

	3,412,900	(45)	12/23/25	3 month USD-LIBOR-BBA	2.1275%	(14,992)

	9,912,400	(131)	12/30/25	3 month USD-LIBOR-BBA	2.195%	14,475

	15,641,500	(59)	1/4/18	3 month USD-LIBOR-BBA	1.1875%	2,945

	6,407,100	(60)	1/4/21	1.7735%	3 month	(15,854)
					USD-LIBOR-BBA

	8,395,200	(31)	1/4/18	3 month USD-LIBOR-BBA	1.18997%	1,992

	15,641,500	(59)	1/4/18	3 month USD-LIBOR-BBA	1.1845%	2,006

	6,407,100	(60)	1/4/21	1.776%	3 month	(16,629)
					USD-LIBOR-BBA

	6,407,100	(60)	1/4/21	1.779%	3 month	(17,558)
					USD-LIBOR-BBA

	24,036,700	(90)	1/4/18	3 month USD-LIBOR-BBA	1.1895%	5,463

	15,641,500	(59)	1/4/18	3 month USD-LIBOR-BBA	1.1825%	1,396

	6,407,100	(60)	1/4/21	1.76%	3 month	(11,670)
					USD-LIBOR-BBA

	843,000	(29)	1/4/46	2.6555%	3 month	(6,870)
					USD-LIBOR-BBA

	2,335,000	(31)	1/4/26	3 month USD-LIBOR-BBA	2.223%	8,490

AUD	12,597,000	(34)	10/22/17	1.975%	3 month AUD-BBR-	36,063
					BBSW

AUD	13,658,000	(37)	10/8/17	1.9725%	3 month AUD-BBR-	40,523
					BBSW

AUD	11,999,000	(32)	11/9/17	3 month AUD-BBR-BBSW	2.0475%	(22,112)

AUD	13,387,000	(35)	11/12/17	3 month AUD-BBR-BBSW	2.058%	(23,437)

AUD	20,161,000	(115)	11/18/20	2.575%	6 month AUD-BBR-	(888)
					BBSW

AUD	3,437,000	(32)	11/18/25	6 month AUD-BBR-BBSW	3.06%	(663)

AUD	13,367,000	(36)	11/18/17	3 month AUD-BBR-BBSW	2.1275%	(10,170)

AUD	2,318,000	(22)	11/18/25	6 month AUD-BBR-BBSW	3.0425%	(3,067)

AUD	4,870,000	(28)	11/19/20	6 month AUD-BBR-BBSW	2.5475%	(4,736)

AUD	3,577,000	(34)	11/26/25	6 month AUD-BBR-BBSW	3.0175%	(11,449)

AUD	5,705,000	(33)	12/16/20	6 month AUD-BBR-BBSW	2.6125%	3,397

AUD	13,353,000	(36)	12/23/17	3 month AUD-BBR-BBSW	2.185%	(1,144)

AUD	4,535,000	(27)	12/30/20	2.57%	6 month AUD-BBR-	5,052
					BBSW

CAD	34,575,000	(51,863)	6/17/17	3 month CAD-BA-CDOR	0.92%	(6,455)

CAD	851,000	(9)	4/17/25	1.89%	3 month CAD-BA-	(6,602)
					CDOR

CAD	3,404,000	(36)	4/17/25	1.91875%	3 month CAD-BA-	(32,804)
					CDOR

CAD	3,022,000	(33)	4/17/25	1.89375%	3 month CAD-BA-	(24,183)
					CDOR

CAD	3,639,000	(39)	5/21/25	3 month CAD-BA-CDOR	2.1875%	93,207

24 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 cont.

		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

CAD	2,258,000	$(24)	6/29/25	3 month CAD-BA-CDOR	2.255%	$64,078

CAD	1,380,000	(15)	6/29/25	3 month CAD-BA-CDOR	2.27%	40,511

CAD	17,288,000	(49)	8/27/17	3 month CAD-BA-CDOR	0.6825%	(28,331)

CAD	9,247,000	(27)	10/7/17	3 month CAD-BA-CDOR	0.822%	1,594

CAD	17,822,000	(51)	10/7/17	3 month CAD-BA-CDOR	0.82%	2,559

CAD	13,728,000	(39)	10/23/17	3 month CAD-BA-CDOR	0.81%	(557)

CAD	14,213,000	(41)	10/23/17	3 month CAD-BA-CDOR	0.805%	(1,602)

CAD	14,419,000	(88)	11/5/20	1.30%	3 month CAD-BA-	(77,329)
					CDOR

CAD	11,446,000	(32)	11/16/17	0.874%	3 month CAD-BA-	(9,082)
					CDOR

CAD	2,438,000	(24)	11/18/25	3 month CAD-BA-CDOR	1.985%	22,133

CAD	2,505,000	(24)	12/10/25	3 month CAD-BA-CDOR	1.88375%	2,998

CAD	11,724,000	(118)	11/2/25	1.965%	3 month CAD-BA-	(98,327)
					CDOR

CAD	4,562,000	(28)	11/6/20	3 month CAD-BA-CDOR	1.36%	34,108

CAD	5,345,000	(32)	11/13/20	1.295%	3 month CAD-BA-	(26,984)
					CDOR

CAD	5,479,000	(33)	11/25/20	3 month CAD-BA-CDOR	1.225%	12,516

CAD	2,444,000	(24)	11/27/25	3 month CAD-BA-CDOR	1.86875%	1,828

CAD	19,576,000	(55)	11/30/17	3 month CAD-BA-CDOR	0.89%	18,632

CAD	4,915,000	(30)	12/1/20	3 month CAD-BA-CDOR	1.1575%	(1,206)

CAD	15,397,000	(43)	12/3/17	3 month CAD-BA-CDOR	0.91%	18,785

CAD	9,541,000	(26)	12/16/17	0.825%	3 month CAD-BA-	505
					CDOR

CAD	9,576,000	(26)	12/16/17	0.8325%	3 month CAD-BA-	(534)
					CDOR

CAD	3,868,000	(22)	12/24/20	1.1575%	3 month CAD-BA-	2,816
					CDOR

CHF	13,110,000	(52)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	27,941

CHF	2,590,000	(36)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	11,410

CHF	2,590,000	(37)	5/19/25	0.29%	6 month	(29,129)
					CHF-LIBOR-BBA

CHF	13,110,000	(54)	5/19/17	0.63%	6 month	(28,820)
					CHF-LIBOR-BBA

CHF	1,326,000	(19)	5/26/25	0.28%	6 month	(13,198)
					CHF-LIBOR-BBA

CHF	3,532,000	(30)	10/15/20	6 month CHF-LIBOR-BBA	0.3855%	6,691

CHF	2,167,000	(18)	10/15/20	6 month CHF-LIBOR-BBA	0.3875%	4,324

CHF	2,598,000	(36)	10/23/25	6 month CHF-LIBOR-BBA	0.1425%	(21,572)

CHF	13,061,000	(50)	10/9/17	0.685%	6 month	(7,734)
					CHF-LIBOR-BBA

CHF	5,187,000	(43)	10/9/20	6 month CHF-LIBOR-BBA	0.3875%	9,435

CHF	2,342,000	(19)	10/12/20	6 month CHF-LIBOR-BBA	0.402%	6,184

CHF	8,866,000	(35)	10/15/17	0.678%	6 month	(4,266)
					CHF-LIBOR-BBA

CHF	1,424,000	(19)	11/9/25	6 month CHF-LIBOR-BBA	0.0875%	(20,726)

CHF	1,766,000	(14)	11/11/20	6 month CHF-LIBOR-BBA	0.545%	18,395

CHF	694,000	(9)	11/12/25	6 month CHF-LIBOR-BBA	0.04%	(13,336)

CHF	753,000	(10)	11/12/25	6 month CHF-LIBOR-BBA	0.0325%	(15,040)

CHF	5,691,000	(21)	11/19/17	6 month CHF-LIBOR-BBA	0.91%	27,243

CHF	7,389,000	(27)	11/24/17	6 month CHF-LIBOR-BBA	0.90%	33,462

CHF	3,122,000	(25)	11/25/20	6 month CHF-LIBOR-BBA	0.56%	35,479

CHF	9,554,000	(35)	11/26/17	6 month CHF-LIBOR-BBA	0.89375%	42,231

CHF	5,878,000	(21)	12/2/17	6 month CHF-LIBOR-BBA	0.9275%	29,680

Putnam VT Diversified Income Fund 25

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 cont.

		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

CHF	343,000	$(5)	12/31/25	0.2125%	6 month	$1,517
					CHF-LIBOR-BBA

CHF	3,200,000	(26)	12/32/20	0.3475%	6 month	(6,577)
					CHF-LIBOR-BBA

EUR	3,272,000 E	13,485	3/16/26	6 month EUR-EURIBOR-REUTERS	1.00%	(1,606)

EUR	26,803,000 E	296,838	3/16/21	0.50%	6 month	111,204
					EUR-EURIBOR-
					REUTERS

EUR	1,491,000 E	10,326		0.25%	6 month	1,322
					EUR-EURIBOR-
					REUTERS

GBP	5,852,000 E	(262,069)	3/16/26	6 month GBP-LIBOR-BBA	2.25%	(92,609)

GBP	5,090,000 E	70,579	3/16/21	1.75%	6 month	34,208
					GBP-LIBOR-BBA

GBP	35,876,000 E	446,107	3/16/18	1.50%	6 month	116,137
					GBP-LIBOR-BBA

JPY	115,410,000	(17)	11/13/45	6 month JPY-LIBOR-BBA	1.32125%	28,835

JPY	147,813,000	(35)	11/26/35	6 month JPY-LIBOR-BBA	1.09%	22,745

JPY	115,410,000	(17)	1/5/46	1.22015%	6 month	(1,014)
					JPY-LIBOR-BBA

JPY	147,813,000	(40)	1/5/36	1.00875%	6 month	(1,786)
					JPY-LIBOR-BBA

NOK	32,363,000	(14)	12/28/17	0.945%	6 month NOK-NIBOR-	(880)
					NIBR

NOK	21,926,000	23	12/22/20	1.255%	6 month NOK-NIBOR-	(200)
					NIBR

NOK	73,754,000	(1,600)	12/22/17	6 month NOK-NIBOR-NIBR	0.93%	(1,261)

NOK	68,186,000	6,303	12/22/25	6 month NOK-NIBOR-NIBR	1.86%	11,638

NOK	30,643,000	(13)	12/31/17	0.935%	6 month NOK-NIBOR-	(742)
					NIBR

NZD	3,703,000	(20)	10/23/20	3.09%	3 month	20,004
					NZD-BBR-FRA

NZD	3,427,000	(31)	10/29/25	3 month NZD-BBR-FRA	3.4925%	(50,536)

NZD	1,604,000	(14)	11/2/25	3.5075%	3 month	22,430
					NZD-BBR-FRA

NZD	13,440,000	(71)	10/9/20	3.03%	3 month	93,342
					NZD-BBR-FRA

NZD	7,483,000	(18)	10/9/17	2.705%	3 month	13,758
					NZD-BBR-FRA

NZD	3,277,000	(18)	10/12/20	3.0525%	3 month	20,685
					NZD-BBR-FRA

NZD	1,646,000	(9)	10/14/20	3.0775%	3 month	9,167
					NZD-BBR-FRA

NZD	4,412,000	(11)	10/14/17	3 month NZD-BBR-FRA	2.725%	(7,262)

NZD	2,902,000	(7)	10/14/17	3 month NZD-BBR-FRA	2.721%	(4,930)

NZD	3,024,000	(17)	10/20/20	3.0475%	3 month	20,099
					NZD-BBR-FRA

NZD	9,045,000	(23)	10/29/17	2.7675%	3 month	12,155
					NZD-BBR-FRA

NZD	9,516,000	(24)	11/4/17	2.78%	3 month	11,320
					NZD-BBR-FRA

NZD	1,896,000	(16)	11/18/25	3 month NZD-BBR-FRA	3.60%	(16,924)

NZD	1,433,000	(13)	12/16/25	3 month NZD-BBR-FRA	3.61%	(12,579)

NZD	4,620,000	(25)	11/4/20	3.0775%	3 month	28,450
					NZD-BBR-FRA

NZD	2,909,000	(15)	11/17/20	3 month NZD-BBR-FRA	3.135%	(13,080)

NZD	10,495,000	(26)	11/19/17	2.76%	3 month	15,068
					NZD-BBR-FRA

26 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 cont.

		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

NZD	3,571,000	$(19)	11/20/20	3 month NZD-BBR-FRA	3.07%	$(23,573)

NZD	1,800,000	(16)	11/24/25	3 month NZD-BBR-FRA	3.5825%	(18,100)

NZD	4,176,000	(22)	12/11/20	3 month NZD-BBR-FRA	3.055%	(30,211)

NZD	1,969,000	(11)	12/21/20	3 month NZD-BBR-FRA	3.1975%	(5,704)

SEK	56,634,000	(25)	9/25/17	3 month SEK-STIBOR-SIDE	0.17%	(1,044)

SEK	56,634,000	(25)	9/28/17	3 month SEK-STIBOR-SIDE	0.17125%	(694)

SEK	224,422,000	(102)	10/9/17	3 month SEK-STIBOR-SIDE	0.1522%	(20,328)

SEK	39,584,000	(39)	10/9/20	0.5036%	3 month SEK-STIBOR-	24,475
					SIDE

SEK	76,215,000	(35)	10/14/17	0.17875%	3 month SEK-STIBOR-	1,253
					SIDE

SEK	115,989,000	(52)	10/23/17	0.187%	3 month SEK-STIBOR-	(1,427)
					SIDE

SEK	18,150,000	(18)	10/23/20	0.498%	3 month SEK-STIBOR-	13,592
					SIDE

SEK	114,891,000	(51)	10/27/17	0.244%	3 month SEK-STIBOR-	(17,517)
					SIDE

SEK	37,398,000	(17)	10/29/17	0.2675%	3 month SEK-STIBOR-	(7,891)
					SIDE

SEK	25,645,000	(39)	11/12/25	3 month SEK-STIBOR-SIDE	1.4375%	(42,204)

SEK	10,931,000	(17)	11/27/25	3 month SEK-STIBOR-SIDE	1.3125%	(34,705)

SEK	16,378,000	(15)	12/3/20	3 month SEK-STIBOR-SIDE	0.4075%	(25,397)

SEK	7,971,000	(12)	12/9/25	3 month SEK-STIBOR-SIDE	1.5075%	(8,834)

SEK	20,385,000	(19)	12/14/20	3 month SEK-STIBOR-SIDE	0.54%	(17,411)

Total		$1,188,683				$647,273

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$801,005	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$1,284
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

200,601	—	1/12/40	4.00% (1 month	Synthetic MBX Index	(22)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

458,948	—	1/12/39	6.00% (1 month	Synthetic TRS Index	1,721
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

517,279	—	1/12/40	4.00% (1 month	Synthetic MBX Index	(56)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

64,459	—	1/12/38	6.50% (1 month	Synthetic TRS Index	238
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

246,782	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(14)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,151,556	—	1/12/40	4.00% (1 month	Synthetic MBX Index	(124)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,723,778	—	1/12/40	4.50% (1 month	Synthetic MBX Index	800
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

608,230	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(1,139)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

Putnam VT Diversified Income Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
	$721,143	$—	1/12/41	5.00% (1 month	Synthetic TRS Index	$2,664
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	433,947	—	1/12/41	5.00% (1 month	Synthetic TRS Index	1,603
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	550,602	—	1/12/41	5.00% (1 month	Synthetic TRS Index	2,034
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	724,153	—	1/12/38	6.50% (1 month	Synthetic TRS Index	2,677
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	103,880	—	1/12/38	6.50% (1 month	Synthetic TRS Index	384
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	1,482,383	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(3,620)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	676,424	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(1,402)
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	1,056,887	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	(2,242)
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

	3,984,019	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	426
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	2,695,029	—	1/12/40	5.00% (1 month	Synthetic MBX Index	(154)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	15,971,018	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(922)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	9,739,408	(4,565)	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(34,039)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

EUR	2,664,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP	(4,476)
					excluding tobacco

EUR	1,332,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP	(1,142)
					excluding tobacco

EUR	1,895,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP	(585)
					excluding tobacco

Citibank, N.A.
	$953,274	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(55)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	2,192,875	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(127)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,491,781	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(86)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

Credit Suisse International
	626,536	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(36)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	662,041	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,342)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

28 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International cont.
$1,002,893	$—	1/12/41	5.00% (1 month	Synthetic TRS Index	$3,704
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,043,495	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(2,549)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

1,149,693	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(2,808)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

980,536	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,622
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,870,213	—	1/12/41	5.00% (1 month	Synthetic MBX Index	6,908
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

780,034	—	1/12/44	3.50% (1 month	Synthetic TRS Index	1,411
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

390,409	—	1/12/44	3.50% (1 month	Synthetic TRS Index	706
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

508,786	—	1/12/44	3.50% (1 month	Synthetic TRS Index	920
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

701,317	—	1/12/43	3.50% (1 month	Synthetic TRS Index	1,488
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

563,149	—	1/12/43	3.50% (1 month	Synthetic TRS Index	1,195
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

1,349,594	—	1/12/43	3.50% (1 month	Synthetic TRS Index	2,863
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

4,129,768	—	1/12/45	4.00% (1 month	Synthetic TRS Index	11,141
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,691,893	—	1/12/45	4.00% (1 month	Synthetic TRS Index	4,564
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,649,717	—	1/12/45	3.50% (1 month	Synthetic TRS Index	7,111
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

Deutsche Bank AG
662,041	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,342)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Goldman Sachs International
842,807	—	1/12/39	6.00% (1 month	Synthetic TRS Index	3,161
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

300,386	—	1/12/38	6.50% (1 month	Synthetic TRS Index	1,110
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,988,141	—	1/12/42	4.00% (1 month	Synthetic TRS Index	3,188
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,988,141	—	1/12/42	4.00% (1 month	Synthetic TRS Index	3,188
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Putnam VT Diversified Income Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$463,670	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(1,640)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

174,177	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(616)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

123,258	—	1/12/39	6.00% (1 month	Synthetic TRS Index	462
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,312,774	—	1/12/40	4.00% (1 month	Synthetic TRS Index	3,544
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

323,335	—	1/12/39	6.00% (1 month	Synthetic TRS Index	1,213
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

646,610	—	1/12/39	6.00% (1 month	Synthetic TRS Index	2,425
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

323,738	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,145)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

635,198	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,247)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

388,438	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,374)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

29,792	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(105)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

79,385	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(281)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

21,306	—	1/12/38	6.50% (1 month	Synthetic TRS Index	79
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

407,396	—	1/12/38	6.50% (1 month	Synthetic TRS Index	1,506
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,588,788	—	1/12/42	4.00% (1 month	Synthetic TRS Index	4,151
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

330,199	—	1/12/39	6.00% (1 month	Synthetic TRS Index	1,238
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,237,838	—	1/12/42	4.00% (1 month	Synthetic TRS Index	3,588
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

343,153	—	1/12/41	4.00% (1 month	Synthetic TRS Index	711
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,526,241	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(3,728)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

3,144,000	—	2/24/25	(2.01%)	USA Non Revised	(76,430)
				Consumer Price Index-
				Urban (CPI-U)

1,609,456	—	1/12/44	3.50% (1 month	Synthetic TRS Index	2,911
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

30 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont
	$1,284,900	$—	1/12/44	3.50% (1 month	Synthetic TRS Index	$2,324
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	788,657	—	1/12/44	3.50% (1 month	Synthetic TRS Index	1,426
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	699,000	—	3/12/25	(1.925%)	USA Non Revised	(8,297)
					Consumer Price Index-
					Urban (CPI-U)

	1,679,249	—	1/12/45	4.00% (1 month	Synthetic TRS Index	4,530
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	989,440	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	(2,099)
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

EUR	9,589,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP	(46,528)
					excluding tobacco

EUR	3,166,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP	(15,363)
					excluding tobacco

EUR	2,664,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP	8,103
					excluding tobacco

EUR	2,664,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP	2,270
					excluding tobacco

EUR	2,664,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP	229
					excluding tobacco

GBP	1,821,000	—	2/20/25	(2.895%)	GBP Non-revised UK	14,657
					Retail Price Index

GBP	405,000	—	3/10/25	(2.8675%)	GBP Non-revised UK	(1,725)
					Retail Price Index

JPMorgan Chase Bank N.A.
	$3,165,731	—	1/12/41	4.00% (1 month	Synthetic TRS Index	6,563
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	2,403,434	—	1/12/41	4.00% (1 month	Synthetic TRS Index	4,982
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	499,224	—	1/12/41	4.00% (1 month	Synthetic TRS Index	1,035
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,526,241	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(3,728)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

EUR	1,332,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP	(5,113)
					excluding tobacco

EUR	1,332,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP	(3,804)
					excluding tobacco

EUR	2,556,000	—	12/7/25	1.385%	Eurostat Eurozone HICP	28,963
					excluding tobacco

EUR	2,556,000	—	12/7/20	(1.025%)	Eurostat Eurozone HICP	(19,766)
					excluding tobacco

Total		$(4,565)				$(87,250)

Putnam VT Diversified Income Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$5,468	$80,000	5/11/63	300 bp	$3,003

CMBX NA BBB– Index	BBB–/P	10,546	175,000	5/11/63	300 bp	5,153

CMBX NA BBB– Index	BBB–/P	21,545	349,000	5/11/63	300 bp	10,790

CMBX NA BBB– Index	BBB–/P	20,577	361,000	5/11/63	300 bp	9,452

Credit Suisse International
CMBX NA BB Index	—	(42,255)	2,394,000	5/11/63	(500 bp)	60,034

CMBX NA BB Index	—	(1,136)	117,000	1/17/47	(500 bp)	6,484

CMBX NA BBB– Index	BBB–/P	13,442	1,227,000	5/11/63	300 bp	(24,370)

CMBX NA BBB– Index	BBB–/P	28,561	1,973,000	5/11/63	300 bp	(32,242)

CMBX NA BBB– Index	BBB–/P	44,563	3,393,000	5/11/63	300 bp	(59,999)

CMBX NA BBB– Index	BBB–/P	2,053	48,000	1/17/47	300 bp	(631)

CMBX NA BBB– Index	BBB–/P	4,096	98,000	1/17/47	300 bp	(1,384)

CMBX NA BBB– Index	BBB–/P	8,252	142,000	1/17/47	300 bp	312

CMBX NA BBB– Index	BBB–/P	8,058	191,000	1/17/47	300 bp	(2,622)

CMBX NA BBB– Index	BBB–/P	8,049	200,000	1/17/47	300 bp	(3,134)

CMBX NA BBB– Index	BBB–/P	5,794	201,000	1/17/47	300 bp	(5,446)

CMBX NA BBB– Index	BBB–/P	17,554	299,000	1/17/47	300 bp	835

CMBX NA BBB– Index	BBB–/P	10,771	412,000	1/17/47	300 bp	(12,267)

CMBX NA BBB– Index	BBB–/P	17,410	604,000	1/17/47	300 bp	(16,364)

CMBX NA BBB– Index	BBB–/P	35,978	859,000	1/17/47	300 bp	(12,054)

CMBX NA BBB– Index	BBB–/P	149,591	4,203,000	1/17/47	300 bp	(85,426)

CMBX NA BBB– Index	BBB–/P	368,251	10,736,000	1/17/47	300 bp	(232,070)

Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	(394)	57,000	5/11/63	300 bp	(2,151)

CMBX NA BBB– Index	BBB–/P	458	46,000	1/17/47	300 bp	(2,114)

CMBX NA BBB– Index	BBB–/P	360	101,000	1/17/47	300 bp	(5,287)

CMBX NA BBB– Index	BBB–/P	360	101,000	1/17/47	300 bp	(5,287)

CMBX NA BBB– Index	BBB–/P	934	120,000	1/17/47	300 bp	(5,776)

CMBX NA BBB– Index	BBB–/P	902	211,000	1/17/47	300 bp	(10,897)

CMBX NA BBB– Index	BBB–/P	752	211,000	1/17/47	300 bp	(11,046)

CMBX NA BBB– Index	BBB–/P	752	211,000	1/17/47	300 bp	(11,046)

CMBX NA BBB– Index	BBB–/P	331	306,000	1/17/47	300 bp	(16,780)

CMBX NA BBB– Index	BBB–/P	1,271	324,000	1/17/47	300 bp	(16,846)

CMBX NA BB Index	—	(3,036)	355,000	5/11/63	(500 bp)	12,132

CMBX NA BB Index	—	(1,941)	183,000	5/11/63	(500 bp)	5,879

CMBX NA BB Index	—	(1,297)	135,000	5/11/63	(500 bp)	4,472

CMBX NA BB Index	—	2,058	91,000	5/11/63	(500 bp)	5,946

CMBX NA BB Index	—	707	42,000	5/11/63	(500 bp)	2,502

CMBX NA BB Index	—	390	38,000	5/11/63	(500 bp)	2,013

CMBX NA BB Index	—	46	38,000	5/11/63	(500 bp)	1,670

CMBX NA BB Index	—	(1,210)	117,000	1/17/47	(500 bp)	6,410

CMBX NA BB Index	—	(124)	62,000	1/17/47	(500 bp)	3,914

CMBX NA BBB– Index	BBB–/P	(84)	21,000	5/11/63	300 bp	(731)

CMBX NA BBB– Index	BBB–/P	(217)	27,000	5/11/63	300 bp	(1,049)

CMBX NA BBB– Index	BBB–/P	(83)	31,000	5/11/63	300 bp	(1,038)

CMBX NA BBB– Index	BBB–/P	(331)	33,000	5/11/63	300 bp	(1,348)

CMBX NA BBB– Index	BBB–/P	(933)	56,000	5/11/63	300 bp	(2,659)

CMBX NA BBB– Index	BBB–/P	(1,189)	109,000	5/11/63	300 bp	(4,548)

CMBX NA BBB– Index	BBB–/P	1,271	213,000	5/11/63	300 bp	(5,293)

CMBX NA BBB– Index	BBB–/P	(2,136)	213,000	5/11/63	300 bp	(8,700)

CMBX NA BBB– Index	BBB–/P	2,719	238,000	5/11/63	300 bp	(4,616)

CMBX NA BBB– Index	BBB–/P	3,057	74,000	1/17/47	300 bp	(1,080)

32 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15 cont.

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BBB– Index	BBB–/P	$3,731	$177,000	1/17/47	300 bp	$(6,166)

CMBX NA BBB– Index	BBB–/P	7,482	180,000	1/17/47	300 bp	(2,583)

CMBX NA BBB– Index	BBB–/P	5,449	182,000	1/17/47	300 bp	(4,728)

CMBX NA BBB– Index	BBB–/P	8,242	191,000	1/17/47	300 bp	(2,438)

CMBX NA BBB– Index	BBB–/P	7,689	191,000	1/17/47	300 bp	(2,991)

CMBX NA BBB– Index	BBB–/P	7,689	191,000	1/17/47	300 bp	(2,991)

CMBX NA BBB– Index	BBB–/P	9,030	298,000	1/17/47	300 bp	(7,634)

CMBX NA BBB– Index	BBB–/P	9,657	326,000	1/17/47	300 bp	(8,571)

CMBX NA BBB– Index	BBB–/P	18,800	590,000	1/17/47	300 bp	(14,191)

CMBX NA BBB– Index	BBB–/P	25,296	817,000	1/17/47	300 bp	(20,388)

JPMorgan Securities LLC
CMBX NA BBB– Index	—	(2,168)	403,000	5/11/63	(300 bp)	10,251

CMBX NA BBB– Index	—	(9,525)	397,000	5/11/63	(300 bp)	2,709

CMBX NA BBB– Index	—	(5,102)	198,000	5/11/63	(300 bp)	1,000

CMBX NA BBB– Index	BBB–/P	10,955	198,000	1/17/47	300 bp	(116)

CMBX NA BBB– Index	BBB–/P	8,293	327,000	1/17/47	300 bp	(9,992)

CMBX NA BBB– Index	BBB–/P	20,939	397,000	1/17/47	300 bp	(1,260)

CMBX NA BBB– Index	BBB–/P	10,535	403,000	1/17/47	300 bp	(11,999)

Total		$877,553				$(547,388)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2015. Securities rated by Putnam are indicated by “/P.”

Putnam VT Diversified Income Fund 33

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Consumer cyclicals	$—	$—	$13,838

Energy	452	—	260

Total common stocks	452	—	14,098

Convertible bonds and notes	—	161,082	—

Corporate bonds and notes	—	75,265,637	8

Foreign government and agency bonds and notes	—	23,577,681	—

Mortgage-backed securities	—	104,379,624	5,569,890

Preferred stocks	177,013	130,507	—

Purchased options outstanding	—	217,170	—

Purchased swap options outstanding	—	963,043	—

Senior loans	—	4,240,183	—

U.S. government and agency mortgage obligations	—	158,716,709	—

Short-term investments	16,506,406	13,245,898	—

Totals by level	$16,683,871	$380,897,534	$5,583,996

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(480,177)	$—

Futures contracts	92,083	—	—

Written options outstanding	—	(157,626)	—

Written swap options outstanding	—	(2,160,654)	—

Forward premium swap option contracts	—	5,727	—

TBA sale commitments	—	(82,488,280)	—

Interest rate swap contracts	—	(1,583,676)	—

Total return swap contracts	—	(82,685)	—

Credit default contracts	—	(1,424,941)	—

Totals by level	$92,083	$(88,372,312)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
		Accrued		unrealized
Investments in	Balance as of	discounts/	Realized	appreciation/	Cost of	Proceeds	Total transfers	Total transfers	Balance as of
securities:	12/31/14	premiums	gain/(loss)	(depreciation)#	purchases	from sales	into Level 3†	out of Level 3†	12/31/15

Common stocks*:

Consumer cyclicals	$13,839	$—	$—	$(1)	$—	$—	$—	$—	$13,838

Energy	1,038	—	—	(778)	—	—	—	—	260

Total common stocks	$14,877	—	—	(779)	—	—	—	—	$14,098

Corporate bonds and notes	$8	—	—	—	—	—	—	—	$8

Mortgage-backed securities	$—	(130,178)	—	104,606	4,659,549	—	935,913	—	$5,569,890

Totals	$14,885	$(130,178)	$—	$103,827	$4,659,549	$—	$935,913	$—	$5,583,996

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

# Includes $103,827 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Level 3 securities which are fair valued by Putnam, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Diversified Income Fund

Statement of assets and liabilities
12/31/15

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $401,987,625)	$386,658,995

Affiliated issuers (identified cost $16,506,406) (Note 5)	16,506,406

Cash	52,091

Foreign currency (cost $11,734) (Note 1)	11,665

Interest and other receivables	3,507,286

Receivable for shares of the fund sold	11,172

Receivable for investments sold	132,524

Receivable for sales of delayed delivery securities (Note 1)	30,410,221

Receivable for variation margin (Note 1)	987,466

Unrealized appreciation on forward premium swap option contracts (Note 1)	347,971

Unrealized appreciation on forward currency contracts (Note 1)	567,380

Unrealized appreciation on OTC swap contracts (Note 1)	557,543

Premium paid on OTC swap contracts (Note 1)	77,726

Total assets	439,828,446

Liabilities

Payable for purchases of delayed delivery securities (Note 1)	106,632,594

Payable for shares of the fund repurchased	186,229

Payable for compensation of Manager (Note 2)	111,941

Payable for custodian fees (Note 2)	43,400

Payable for investor servicing fees (Note 2)	28,776

Payable for Trustee compensation and expenses (Note 2)	140,988

Payable for administrative services (Note 2)	1,862

Payable for distribution fees (Note 2)	33,486

Payable for variation margin (Note 1)	1,257,821

Unrealized depreciation on OTC swap contracts (Note 1)	2,234,447

Premium received on OTC swap contracts (Note 1)	950,714

Unrealized depreciation on forward currency contracts (Note 1)	1,047,557

Unrealized depreciation on forward premium swap option contracts (Note 1)	342,244

Written options outstanding, at value (premiums $3,737,164) (Notes 1 and 3)	2,318,280

TBA sale commitments, at value (proceeds receivable $82,515,430) (Note 1)	82,488,280

Other accrued expenses	175,574

Total liabilities	197,994,193

Net assets	$241,834,253

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$342,630,777

Undistributed net investment income (Note 1)	15,570,117

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(101,066,640)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(15,300,001)

Total — Representing net assets applicable to capital shares outstanding	$241,834,253

Computation of net asset value Class IA

Net assets	$84,765,601

Number of shares outstanding	13,639,781

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.21

Computation of net asset value Class IB

Net assets	$157,068,652

Number of shares outstanding	25,261,065

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.22

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 35

Statement of operations
Year ended 12/31/15

Investment income

Interest (net of foreign tax of $837) (including interest income of $18,279 from investments in affiliated issuers) (Note 5)	$15,485,534

Dividends	49,343

Total investment income	15,534,877

Expenses

Compensation of Manager (Note 2)	1,453,995

Investor servicing fees (Note 2)	189,047

Custodian fees (Note 2)	110,580

Trustee compensation and expenses (Note 2)	17,863

Distribution fees (Note 2)	438,889

Administrative services (Note 2)	7,014

Auditing and tax fees	149,900

Other	86,548

Total expenses	2,453,836

Expense reduction (Note 2)	—

Net expenses	2,453,836

Net investment income	13,081,041

Net realized loss on investments (Notes 1 and 3)	(4,325,695)

Net realized loss on swap contracts (Note 1)	(7,947,231)

Net realized loss on futures contracts (Note 1)	(2,924,220)

Net realized gain on foreign currency transactions (Note 1)	4,914,645

Net realized gain on written options (Notes 1 and 3)	6,987,159

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(2,842,324)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options and TBA sale commitments during the year	(13,199,167)

Net loss on investments	(19,336,833)

Net decrease in net assets resulting from operations	$(6,255,792)

Statement of changes in net assets

	Year ended	Year ended
	12/31/15	12/31/14

Decrease in net assets

Operations:

Net investment income	$13,081,041	$16,950,021

Net realized gain (loss) on investments and foreign currency transactions	(3,295,342)	4,757,634

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(16,041,491)	(19,186,130)

Net increase (decrease) in net assets resulting from operations	(6,255,792)	2,521,525

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(9,358,571)	(9,571,123)

Class IB	(16,632,738)	(17,778,297)

Decrease from capital share transactions (Note 4)	(18,589,648)	(42,316,456)

Total decrease in net assets	(50,836,749)	(67,144,351)

Net assets:

Beginning of year	292,671,002	359,815,353

End of year (including undistributed net investment income of $15,570,117 and $22,003,415, respectively)	$241,834,253	$292,671,002

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

12/31/15	$7.02	.32	(.47)	(.15)	(.66)	(.66)	—	$6.21	(2.32)	$84,766.75		5.02	876[e]

12/31/14	7.58	.38	(.32)	.06	(.62)	(.62)	—	7.02	.68	103,063.76		5.27	408[e]

12/31/13	7.26	.42	.16	.58	(.26)	(.26)	—	7.58	8.08	121,877.75		5.71	234[f]

12/31/12	6.88	.37	.43	.80	(.42)	(.42)	—	7.26	11.97	132,669.77		5.24	170[f]

12/31/11	7.85	.41	(.60)	(.19)	(.78)	(.78)	—[g,h]	6.88	(3.17)	134,507.76		5.55	155[f]

Class IB

12/31/15	$7.01	.31	(.46)	(.15)	(.64)	(.64)	—	$6.22	(2.34)	$157,069	1.00	4.76	876[e]

12/31/14	7.57	.36	(.32)	.04	(.60)	(.60)	—	7.01	.35	189,608	1.01	5.02	408[e]

12/31/13	7.25	.40	.16	.56	(.24)	(.24)	—	7.57	7.81	237,938	1.00	5.45	234[f]

12/31/12	6.87	.35	.43	.78	(.40)	(.40)	—	7.25	11.69	314,873	1.02	4.99	170[f]

12/31/11	7.84	.39	(.60)	(.21)	(.76)	(.76)	—[g,h]	6.87	(3.43)	301,565	1.01	5.30	155[f]

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover (%)

December 31, 2013	586%

December 31, 2012	546

December 31, 2011	416

g Amount represents less than $0.01 per share.

h Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 37

Notes to financial statements 12/31/15

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2015 through December 31, 2015.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

38 Putnam VT Diversified Income Fund

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearing-house guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector

Putnam VT Diversified Income Fund 39

exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $4,193,625 on open derivative contracts subject to the Master Agreements.

40 Putnam VT Diversified Income Fund

Collateral posted by the fund at period end for these agreements totaled $4,081,263 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million syndicated unsecured committed line of credit provided by State Street ($292.5 million) and Northern Trust Company ($100 million) and a $235.5 million unsecured uncommitted line of credit provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.16% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2015, the fund had a capital loss carryover of $96,107,037 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$31,641,542	$10,667,077	$42,308,619	*

19,568,782	N/A	19,568,782	12/31/16

34,229,636	N/A	34,229,636	12/31/17

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from defaulted bond interest, from realized gains and losses on certain futures contracts, from income on swap contracts, from interest-only securities and from a receivable purchase agreement. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $6,476,970 to increase undistributed net investment income, $66,127 to increase paid-in capital and $6,543,097 to increase accumulated net realized loss.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$2,320,919
Unrealized depreciation	(22,286,532)

Net unrealized depreciation	(19,965,613)
Undistributed ordinary income	15,471,013
Capital loss carryforward	(96,107,037)

Cost for federal income tax purposes	$423,110,101

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 50.3% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

Putnam Management has contractually agreed, through April 30, 2017, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management has agreed to reimburse the fund $254 for a compliance exception which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Putnam VT Diversified Income Fund 41

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% (0.10% prior to January 1, 2015) of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$66,112
Class IB	122,935

Total	$189,047

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $162, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$438,889

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including
TBA commitments (Long-term)	$3,015,581,519	$3,038,304,063

U.S. government securities (Long-term)	—	—

Total	$3,015,581,519	$3,038,304,063

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap	Written option	Written option
		contract amounts	option premiums	contract amounts	premiums

Written options outstanding at the beginning of
the reporting period	USD	$180,764,300	$3,165,717	$128,000,000	$655,469

	EUR	—	$—	—	$—

Options opened	USD	3,043,965,245	16,521,939	540,000,000	3,236,719

	EUR	8,311,100	318,730	—	—

Options exercised	USD	(331,047,850)	(3,243,540)	—	—

	EUR	—	—	—	—

Options expired	USD	(1,168,908,100)	(3,999,201)	(128,000,000)	(655,469)

	EUR	—	—	—	—

Options closed	USD	(1,334,000,495)	(9,312,653)	(477,000,000)	(2,950,547)

	EUR	—	—	—	—

Written options outstanding at the
end of the reporting period	USD	$390,773,100	$3,132,262	$63,000,000	$286,172

	EUR	8,311,100	$318,730	—	$—

42 Putnam VT Diversified Income Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/15		Year ended 12/31/14		Year ended 12/31/15		Year ended 12/31/14

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	106,520	$702,177	176,758	$1,294,479	3,051,843	$19,867,129	3,800,480	$27,633,237

Shares issued in connection with
reinvestment of distributions	1,471,473	9,358,571	1,340,493	9,571,123	2,607,012	16,632,738	2,486,475	17,778,297

	1,577,993	10,060,748	1,517,251	10,865,602	5,658,855	36,499,867	6,286,955	45,411,534

Shares repurchased	(2,629,952)	(17,015,728)	(2,908,159)	(21,157,431)	(7,434,152)	(48,134,535)	(10,680,744)	(77,436,161)

Net decrease	(1,051,959)	$(6,954,980)	(1,390,908)	$(10,291,829)	(1,775,297)	$(11,634,668)	(4,393,789)	$(32,024,627)

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the beginning of				Fair value at the end of the
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	reporting period

Putnam Short Term Investment Fund*	$6,212,821	$143,052,230	$132,758,645	$18,279	$16,506,406

Totals	$6,212,821	$143,052,230	$132,758,645	$18,279	$16,506,406

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$44,000,000

Purchased swap option contracts (contract amount)	$558,300,000

Written TBA commitment option contracts (contract amount) (Note 3)	$85,300,000

Written swap option contracts (contract amount) (Note 3)	$594,000,000

Futures contracts (number of contracts)	400

Forward currency contracts (contract amount)	$226,100,000

OTC interest rate swap contracts (notional)	$71,600,000

Centrally cleared interest rate swap contracts (notional)	$1,302,900,000

OTC total return swap contracts (notional)	$149,300,000

OTC credit default contracts (notional)	$29,800,000

Putnam VT Diversified Income Fund 43

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$190,009	Payables	$1,614,950

Foreign exchange contracts	Receivables	567,380	Payables	1,047,557

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	5,179,885*	Unrealized depreciation	7,886,503*

Total		$5,937,274		$10,549,010

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$542,647	$542,647

Foreign exchange contracts	—	—	5,026,311	—	$5,026,311

Interest rate contracts	(1,872,784)	(2,924,220)	—	(8,489,878)	$(13,286,882)

Total	$(1,872,784)	$(2,924,220)	$5,026,311	$(7,947,231)	$(7,717,924)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(930,569)	$(930,569)

Foreign exchange contracts	—	—	(2,856,806)	—	$(2,856,806)

Interest rate contracts	866,598	413,096	—	1,133,018	$2,412,712

Total	$866,598	$413,096	$(2,856,806)	$202,449	$(1,374,663)

44 Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund 45

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts* #	$—	$—	$—	$—	$—	$202,833	$23,670	$—	$9,058	$—	$—	$—	$—	$—	$—	$235,561

Centrally cleared interest rate
swap contracts§	—	—	987,422	—	—	—	—	—	—	—	—	—	—	—	—	987,422

OTC Total return swap contracts* #	—	13,831	—	—	45,633	—	66,014	—	41,543	—	—	—	—	—	—	167,021

OTC Credit default contracts* #	—	—	—	—	109,909	—	49,345	—	—	30,755	—	—	—	—	—	190,009

Futures contracts§	—	—	—	—	—	—	—	—	—	—	44	—	—	—	—	44

Forward currency contracts #	113,712	25,620	—	16,579	68,409	19,720	57,137	23,175	82,863	—	—	24,958	33,398	18,475	83,334	567,380

Forward premium swap
option contracts #	—	—	—	—	—	—	—	—	347,971	—	—	—	—	—	—	347,971

Purchased swap options** #	119,325	177,718	—	149,233	298,513	—	218,254	—	—	—	—	—	—	—	—	963,043

Purchased options** #	—	—	—	—	—	—	—	—	217,170	—	—	—	—	—	—	217,170

Total Assets	$233,037	$217,169	$987,422	$165,812	$522,464	$222,553	$414,420	$23,175	$698,605	$30,755	$44	$24,958	$33,398	$18,475	$83,334	$3,675,621

Liabilities:

OTC Interest rate swap contracts* #	$—	$—	$—	$—	$—	$996,603	$—	$—	$281,224	$—	$—	$—	$—	$—	$—	$1,277,827

Centrally cleared interest rate
swap contracts§	—	—	1,255,818	—	—	—	—	—	—	—	—	—	—	—	—	1,255,818

OTC Total return swap contracts* #	—	45,372	—	268	7,735	2,342	161,578	—	32,411	—	—	—	—	—	—	249,706

OTC Credit default contracts* #	29,738	—	—	—	1,209,285	—	301,838	—	—	74,089	—	—	—	—	—	1,614,950

Futures contracts§	—	—	—	—	—	—	—	—	—	—	2,003	—	—	—	—	2,003

Forward currency contracts #	19,354	185,909	—	18,812	99,600	27,762	64,308	79,546	150,178	—	—	172,868	93,777	83,325	52,118	1,047,557

Forward premium swap
option contracts #	—	—	—	—	—	—	—	—	342,244	—	—	—	—	—	—	342,244

Written swap options #	207,558	216,593	—	220,406	355,868	—	188,234	—	971,995	—	—	—	—	—	—	2,160,654

Written options #	—	—	—	—	—	—	—	—	157,626	—	—	—	—	—	—	157,626

Total Liabilities	$256,650	$447,874	$1,255,818	$239,486	$1,672,488	$1,026,707	$715,958	$79,546	$1,935,678	$74,089	$2,003	$172,868	$93,777	$83,325	$52,118	$8,108,385

Total Financial and Derivative
Net Assets	$(23,613)	$(230,705)	$(268,396)	$(73,674)	$(1,150,024)	$(804,154)	$(301,538)	$(56,371)	$(1,237,073)	$(43,334)	$(1,959)	$(147,910)	$(60,379)	$(64,850)	$31,216	$(4,432,764)

Total collateral received (pledged)† ##	$(23,613)	$(190,981)	$—	$—	$(1,019,459)	$(804,154)	$(261,857)	$(56,371)	$(1,237,073)	$—	$—	$(147,910)	$—	$(64,850)	$—

Net amount	$—	$(39,724)	$(268,396)	$(73,674)	$(130,565)	$—	$(39,681)	$—	$—	$(43,334)	$(1,959)	$—	$(60,379)	$—	$31,216

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/ (depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

46 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 47

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.	RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.	Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Jameson A. Baxter Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None	
Robert J. Darretta Born 1946 Trustee since 2007	From 2009 until 2012, served as Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy; Great Lakes Science Center	
John A. Hill Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Global Markets and Corporate Ownership at The Columbia University Law School.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Paul L. Joskow Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services	
Kenneth R. Leibler Born 1949 Trustee since 2006	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Serves on the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts. Director of Beth Israel Deaconess Care Organization. Until November 2010, director of Ruder Finn Group, a global communications and advertising firm.	Eversource Corporation, which operates New England's largest energy delivery system

48 Putnam VT Diversified Income Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2015, there were 117 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive	Vice President, Treasurer, and Clerk	Vice President
Officer, and Compliance Liaison	Since 2010	Since 2004
Since 2004	Manager of Finance, Dunkin’ Brands	Director of Trustee Relations,
	(2008–2010); Senior Financial Analyst, Old	Putnam Investments and
Steven D. Krichmar (Born 1958)	Mutual Asset Management (2007–2008);	Putnam Management
Vice President and Principal Financial Officer	Senior Financial Analyst, Putnam Investments
Since 2002	(1999–2007)	Mark C. Trenchard (Born 1962)
Chief of Operations, Putnam Investments and		Vice President and BSA Compliance Officer
Putnam Management	Janet C. Smith (Born 1965)	Since 2002
	Vice President, Principal Accounting Officer,	Director of Operational Compliance,
Robert T. Burns (Born 1961)	and Assistant Treasurer	Putnam Investments and Putnam
Vice President and Chief Legal Officer	Since 2007	Retail Management
Since 2011	Director of Fund Administration Services,
General Counsel, Putnam Investments,	Putnam Investments and	Nancy E. Florek (Born 1957)
Putnam Management, and Putnam	Putnam Management	Vice President, Director of Proxy Voting and
Retail Management		Corporate Governance, Assistant Clerk, and
	Susan G. Malloy (Born 1957)	Associate Treasurer
James F. Clark (Born 1974)	Vice President and Assistant Treasurer	Since 2000
Chief Compliance Officer	Since 2007
Since 2016	Director of Accounting & Control
Associate General Counsel, Putnam	Services, Putnam Investments and
Investments, Putnam Investment	Putnam Management
Management, and Putnam Retail
Management (2003–2015)

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is One Post Office Square, Boston, MA 02109.

Putnam VT Diversified Income Fund 49

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s [SEC] website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		Katinka Domotorffy
57–59 St James’s Street	Custodian	John A. Hill
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109	Independent Registered	W. Thomas Stephens
Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	VTAN028 298655 2/16

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In November 2015, the Code of Ethics of Putnam Investment Management, LLC was amended. The key changes to the Code of Ethics are as follows: (i) Non-Access Persons are no longer required to pre-clear their trades, (ii) a new provision governing conflicts of interest has been added, (iii) modifying certain provisions of the pre-clearance requirements, Contra-Trading Rule and 60-Day Short-Term Rule, (iv) modifying and adding language relating to reporting of unethical or illegal acts, including anti-retaliation provision, and (v) certain other changes.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Darretta, Mr. Patterson, Mr. Hill, and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2015	$134,743	$ —	$13,003	$ —
December 31, 2014	$127,306	$ —	$12,722	$ —

For the fiscal years ended December 31, 2015 and December 31, 2014, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $755,596 and $574,787 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2015	$ —	$742,593	$ —	$ —

December 31, 2014	$ —	$562,065-	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 26, 2016